As Filed With the Securities and Exchange Cpommission on April 22, 2002
---------------------------------------------------------------------------
                                                            File No. 333-25057

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM S-6

                        POST-EFFECTIVE AMENDMENT NO. 5

        TO THE REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

               NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                              (Exact Name of Trust)

                        NORTHBROOK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                             NORTHBROOK, IL 60062
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                           MICHAEL J. VELOTTA, ESQ.
                        NORTHBROOK LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                             NORTHBROOK, IL 60062
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)


                                  COPIES TO:
JOHN R. MATHEWS, ESQ.                       DANIEL J. FITZPATRICK, ESQ.
ALLSTATE LIFE INSURANCE COMPANY               MORGAN STANLEY DW INC.
3100 SANDERS ROAD                                      1585 BROADWAY
NORTHBROOK, ILL. 60062-7154                            NEW YORK, NEW YORK, 10036

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on May 1, 2002 pursuant to paragraph (b) of Rule 485 / / days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485

                   IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ /This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Securities being offered - interests in Northbrook Life Variable Life Separate Account A of Northbrook Life Insurance Company under modified single premium variable life insurance contracts.

Approximate date of proposed public offering: continuous.

MORGAN STANLEY VARIABLE LIFE

NORTHBROOK LIFE INSURANCE COMPANY
300 N. MILWAUKEE AVENUE
VERNON HILLS, IL 60061
TELEPHONE NUMBER: (800) 654-2397                                     PROSPECTUS
DATED MAY 1, 2002
 -------------------------------------------------------------------------------
This prospectus describes the "MORGAN STANLEY VARIABLE LIFE," a modified single premium variable life insurance contract ("CONTRACT") offered by NORTHBROOK LIFE INSURANCE COMPANY ("we" or the "Company") for prospective insured persons age 0-85. The Contract lets you, as the Contract Owner, pay a significant single premium and, subject to restrictions, additional premiums.

The minimum initial premium the Company will accept is $10,000. We allocate premiums to Northbrook Life Variable Life Separate Account A ("VARIABLE ACCOUNT"). The Variable Account invests exclusively in shares of the following mutual funds ("FUNDS"):


THE MORGAN STANLEY VARIABLE INVESTMENT   VAN KAMPEN LIFE INVESTMENT TRUST
 SERIES
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.




The Funds have, in the aggregate, twenty-one different investment portfolios ("PORTFOLIOS") among which you can choose to allocate your premiums. Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your Morgan Stanley Financial Advisor for further information on the availability of Funds and/or Portfolios. There is no guaranteed minimum Account Value for a Contract. The Account Value of a Contract will vary up or down to reflect the investment experience of the Portfolios to which you have allocated premiums. You will bear the investment risk for all amounts so allocated. The Contract continues in effect so long as Cash Surrender Value is sufficient to pay its monthly charges ("MONTHLY DEDUCTION AMOUNT"). The Contracts provide for an Initial Death Benefit shown on the Contract Data page. The death benefit ("DEATH BENEFIT") payable under a Contract may be greater than the Initial Death Benefit. However, so long as the Contract continues in effect and if no withdrawals or loans are made, the Death Benefit will never be less than the Initial Death Benefit. The Account Value will, and under certain circumstances the Death Benefit of the Contract may, increase or decrease based on the investment experience of the Portfolios to which you have allocated premiums. At the death of the Insured, we will pay a Death Benefit to the beneficiary.

The Contracts are modified endowment contracts for federal income tax purposes, except in certain cases described under "FEDERAL TAX MATTERS," page __. You will be taxed on any loan, distribution or other amount you receive from a modified endowment contract during the life of the insured to the extent of any accumulated income in the contract. Any amounts that are taxable distributions will be subject to a 10% penalty, with certain exceptions.

It may not be to your advantage to purchase variable life insurance either as a replacement for your current life insurance or if you already own a variable life insurance contract.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
  IMPORTANT     HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
   NOTICES      ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

                INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
SPECIAL TERMS
--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------
CONTRACT
--------------------------------------------------------------------------------
  Charges and Deductions
--------------------------------------------------------------------------------
THE COMPANY
--------------------------------------------------------------------------------
THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------
  General
--------------------------------------------------------------------------------
  Funds
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Application for a Contract
--------------------------------------------------------------------------------
  Premiums
--------------------------------------------------------------------------------
  Allocation of Premiums
--------------------------------------------------------------------------------
  Accumulation Unit Values
--------------------------------------------------------------------------------
  Deductions and Charges
--------------------------------------------------------------------------------
  Monthly Deductions
--------------------------------------------------------------------------------
  Cost of Insurance Charge
--------------------------------------------------------------------------------
  Tax Expense Charge
--------------------------------------------------------------------------------
  Administrative Expense Charge
--------------------------------------------------------------------------------
  Other Deductions
--------------------------------------------------------------------------------
  Mortality and Expense Risk Charge
--------------------------------------------------------------------------------
  Annual Maintenance Fee
--------------------------------------------------------------------------------
  Taxes Charged Against the Variable Account
--------------------------------------------------------------------------------
  Charges Against the Funds
--------------------------------------------------------------------------------
  Withdrawal Charge
--------------------------------------------------------------------------------
  Due and Unpaid Premium Tax Charge
--------------------------------------------------------------------------------
CONTRACT BENEFITS AND RIGHTS
--------------------------------------------------------------------------------
  Death Benefit
--------------------------------------------------------------------------------
  Accelerated Death Benefit
--------------------------------------------------------------------------------
  Confinement Waiver Benefit
--------------------------------------------------------------------------------
  Account Value
--------------------------------------------------------------------------------
  Transfer of Account Value
--------------------------------------------------------------------------------
  Dollar Cost Averaging
--------------------------------------------------------------------------------
  Automatic Portfolio Rebalancing Program
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
  Contract Loans
--------------------------------------------------------------------------------
  Amount Payable on Surrender of the Contract
--------------------------------------------------------------------------------
  Partial Withdrawals
--------------------------------------------------------------------------------
  Payment Options
--------------------------------------------------------------------------------
  Lapse and Reinstatement
--------------------------------------------------------------------------------
  Cancellation and Exchange Rights
--------------------------------------------------------------------------------
  Last Survivor Contracts
--------------------------------------------------------------------------------
OTHER MATTERS
--------------------------------------------------------------------------------
  Voting Right
--------------------------------------------------------------------------------
  Statements to Contract Owners
--------------------------------------------------------------------------------
  Limit on Right to Contest
--------------------------------------------------------------------------------
  Misstatement as to Age and Sex
--------------------------------------------------------------------------------
  Beneficiary
--------------------------------------------------------------------------------
  Assignment
--------------------------------------------------------------------------------
  Dividends
--------------------------------------------------------------------------------
  Distribution of the Contracts
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Introduction
--------------------------------------------------------------------------------
  Taxation of the Company and the Variable Account
--------------------------------------------------------------------------------
  Taxation of Contract Benefits
--------------------------------------------------------------------------------
  Modified Endowment Contracts
--------------------------------------------------------------------------------
  Diversification Requirements
--------------------------------------------------------------------------------
  Ownership Treatment
--------------------------------------------------------------------------------
  Performance Information
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE COMPANY
--------------------------------------------------------------------------------
  Executive Officers and Directors of the Company

--------------------------------------------------------------------------------
  Legal Proceedings
--------------------------------------------------------------------------------
  Legal Matters
--------------------------------------------------------------------------------
  Registration Statement
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Information
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SPECIAL TERMS
--------------------------------------------------------------------------------

As used in this prospectus, the following terms have the indicated meanings:



ACCOUNT VALUE:
------------------------------
ACCUMULATED INCOME:
------------------------------
ACCUMULATION UNIT:
------------------------------
AGE:
------------------------------
CASH SURRENDER VALUE:
------------------------------
CASH VALUE:
------------------------------
CODE:
------------------------------
CONTRACT ANNIVERSARY:
------------------------------
CONTRACT DATE:
------------------------------
CONTRACT OWNER:
------------------------------
CONTRACT YEARS:
------------------------------
DEATH BENEFIT:
------------------------------
FREE WITHDRAWAL AMOUNT:
------------------------------
FUNDS:
------------------------------
INDEBTEDNESS:
------------------------------
INITIAL DEATH BENEFIT
------------------------------
INSURED:
------------------------------
LOAN ACCOUNT:
------------------------------
MONTHLY ACTIVITY DATE:
------------------------------
MONTHLY DEDUCTION AMOUNT:
------------------------------
SPECIFIED AMOUNT:
------------------------------
VALUATION DATE:
------------------------------
VALUATION PERIOD:
------------------------------
VARIABLE ACCOUNT:
------------------------------
VARIABLE SUB-ACCOUNT:
------------------------------

SUMMARY
--------------------------------------------------------------------------------


THE CONTRACT
The Contracts are life insurance contracts with death benefits, cash values, and other traditional life insurance features. The Contracts are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will increase or decrease based on the investment experience of the Portfolios of the Funds to which you have allocated premiums. Similarly, the Death Benefit may increase or decrease under some circumstances. However, so long as the Contract remains in effect, the Death Benefit will not decrease below the Initial Death Benefit if you make no withdrawals or loans. We credit each Contract with units ("Accumulation Units") to calculate cash values. You may transfer the Account Value among the Variable Sub-Accounts.

We issue the Contracts on either a single life or a "last survivor" basis. For a discussion of how last survivor Contracts operate differently from single life Contracts, see "Access to Your Money-Last Survivor Contracts," page __.

In some states, the Contracts may be issued in the form of a group Contract. In those states, we will issue a certificate evidencing your rights under the group Contract. The terms "Contract" and "Contract Owner", as used in this Prospectus, refer to and include such a certificate and certificate owner, respectively.


THE VARIABLE ACCOUNT AND THE FUNDS
The Variable Account holds the premiums invested through the variable life insurance Contracts offered by this prospectus. The Variable Account is a unit investment trust registered as such with the Securities and Exchange Commission ("SEC"), under the Investment Company Act of 1940 ("1940 Act"). It consists of multiple sub-accounts ("Variable Sub-Accounts"), each investing in a corresponding Portfolio of one of the Funds. The assets of each Portfolio are accounted for separately from the other Portfolios.


Applicants should read the prospectus for the Funds in connection with the purchase of a Contract. We have briefly summarized the investment objectives of the Portfolios below under "The Variable Account-Funds," page __.


PREMIUMS
The Contract requires the Contract Owner to pay an initial premium of at least $10,000. You may make additional premium payments of at least $500 once in each Contract year, subject to certain additional conditions (see "The
Contract-Premiums" at page __):

.. only one payment is allowed in any Contract Year;

.. the attained age of the Insured must be less than age 91; and

.. absent submission of new evidence of insurability of the Insured, the maximum additional payment permitted in a Contract Year is the "Guaranteed Additional Payment."

The Guaranteed Additional Payment is the lesser of (1) $5,000 or (2) a percentage of the initial premium (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-90).

We reserve the right to obtain satisfactory evidence of insurability before accepting any additional premium payments requiring an increase in Specified Amount. We also reserve the right to reject an additional premium payment for any reason. Additional premium payments may require an increase in the Specified Amount in order for the Contract to meet the definition of a life insurance contract under the Internal Revenue Code. Additional premiums may also be paid at any time and in any amount necessary to avoid termination of the Contract.


DEATH BENEFIT
At the death of the Insured while the Contract is in force, we will pay the Death Benefit (less any Indebtedness and certain due and unpaid Monthly Deduction Amounts) to the beneficiary. The Death Benefit, which is determined at the date of the Insured's death is the greater of (1) the Specified Amount, which is the then current value of the guaranteed death benefit under the Contract, or (2) the Account Value multiplied by the death benefit ratio set forth in the Contract. See "Contract Benefits and Rights-Death Benefit," page
__.


ACCOUNT VALUE
The Account Value of the Contract will increase or decrease to reflect (1) the investment experience of the Fund Portfolios underlying the Variable Sub-Accounts to which you have allocated Account Value; (2) interest credited to the Loan Account; and (3) deductions for the mortality and expense risk charge, the Monthly Deduction Amount, and the annual maintenance fee. There is no minimum guaranteed Account Value. You bear the risk of investment in the Variable Sub-Accounts. See "Contract Benefits and Rights-Account Value," page
__.


CONTRACT LOANS
You may obtain one or both of two types of cash loans from the Company. Both types of loans are secured by your Contract. The maximum amount available for such loans is 90% of the Contract's Cash Value, less the sum of,


.. the amount of all loans existing on the date of the loan request (including loan interest to the next Contract Anniversary),

.. any annual maintenance fee due on or before the next Contract Anniversary, and

.. any due and unpaid Monthly Deduction Amounts.

See "Access to Your Money-Contract Loans," page __.


LAPSE
Your Contract may terminate if its Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. We will give you written notice of the circumstance and 61 day grace period during which additional amounts may be paid to continue the Contract. See "Access to Your Money-Contract Loans," page __ and "Lapse and Reinstatement," page __.


CANCELLATION AND EXCHANGE RIGHTS
You have a limited period of time in which you may return your Contract for cancellation after you purchase it. We call this period of time the "cancellation period." The cancellation period (which varies by state) is specified in your Contract. If you choose to exercise this right, we may require that you return your Contract to us within the cancellation period following delivery of the Contract to you. We will then return to you, within 7 days thereafter, the premiums paid for the Contract adjusted, if applicable law permits, to reflect any investment gain or loss resulting from allocation to the Variable Account prior to the date of cancellation. In those states where the Company is required to return the premiums paid without such adjustment we reserve the right, if state law so permits, to allocate all premium payments made prior to the expiration of the cancellation period to the Money Market Variable Sub-Account of the Variable Account.

In addition, once the Contract is in effect, you may be able to exchange it during the first 24 months after its issuance for a permanent life insurance contract on the life of the Insured without submitting proof of insurability. The Company reserves the right to make available such a contract that is offered by the Company's parent or by any affiliate of the Company. See "Access to Your Money-Cancellation and Exchange Rights," page __.


TAX CONSEQUENCES
Current federal tax law generally excludes all Death Benefit payments from the gross income of the Contract beneficiary. The Contracts generally will be treated as modified endowment contracts. This status does not affect the Contracts' classification as life insurance, nor does it affect the exclusion of Death Benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of accumulated income in the Contract (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Matters," page __.


PERSONALIZED ILLUSTRATIONS
We will furnish, upon request and at no charge, a personalized illustration of hypothetical performance under the Contract based upon the proposed Insured's age, sex, and underwriting classification. Where applicable, we will also furnish upon request an illustration for a Contract that is not affected by the sex of the Insured. Those illustrations will be based, as appropriate, on the methodology and format of the hypothetical illustrations that we have included in the registration statement we filed with the SEC for the Contracts. See "Additional Information About the Company-Registration Statement," page __, for further information.


FEES AND EXPENSES
We provide the following tables to help you understand the various fees and expenses that you will bear, directly or indirectly, as a Contract owner. The first table describes the Contract charges and deductions you will directly bear under the Contracts. The second table describes the fees and expenses of the Fund Portfolios you will indirectly bear when you invest in the Contracts. For further information, see "Deductions and Charges" on page __.


                        CONTRACT CHARGES AND DEDUCTIONS
Account Value Charges (deducted monthly and shown as an annualized percentage of
                               Account Value):(1)


                              CURRENT(2)                    MAXIMUM
                             SINGLE LIFE                  SINGLE LIFE
-------------------------------------------------------------------------------
Cost of Insurance       Standard: 0.65%         Standard--Ranges from $0.06 per
 Charge Standard:.....  (Contract Years 1-10)   $1,000 of net amount at risk
                        0.55% (Contract Years   (younger ages) up to $82.50 per
                        11+)                    $1,000 of net amount at risk
                                                (age 99)
                        Special*: 1.00%         Special*--Ranges from $0.12 per
                        (Contract Years 1-10    $1,000 of net amount at risk
                        0.90% (Contract Years   (younger ages) up to $82.92 per
                        11+)                    $1,000 of net amount at risk
                                                (age 99).
                              JOINT LIFE                  JOINT LIFE
-------------------------------------------------------------------------------
                        Standard: 0.30%         Standard--Ranges from $0.00015
                        (Contract Years 1-10)   per $1,000 of net amount at
                        0.20% (Contract Years   risk (younger ages) up to
                        11+)                    $61.995 per $1,000 of net
                                                amount at risk (age 99)
                        Special*: 0.65%         Special*--Ranges from $0.00061
                        (Contract Years 1-10)   per $1,000 of net amount at
                        0.55% (Contract Years   risk (younger ages) up to
                        11+)                    $78.71083 per $1,000 of net
                                                amount at risk (age 99).
-------------------------------------------------------------------------------



Administrative Expense Charge..........  0.25%
Tax Expense Charge .......               0.40%(3)
 * In some states this underwriting
 classification is called "Rated."
Annual Separate Account Charges .......  (deducted daily and shown as a percentage of average net assets):
Mortality and Expense Risk Charge......  0.90%
Federal Income Tax Charge                Currently none(4)
Annual Maintenance Fee:..                $30(5)
Transfer Charges:........                $25(6)
Maximum Withdrawal Charge:.............  7.75% of initial premium withdrawn(7)
Due and Unpaid Premium Tax Charge:.....  2.25% of initial premium withdrawn(8)
-------------------------------------------------------------------------------


(1) Except for the maximum or "guaranteed" cost of insurance charge, which is expressed as a range of monthly costs per thousand dollars of net amount at risk. The net amount at risk is the difference between the Death Benefit and the Account Value. See "Deductions and Charges--Monthly Deductions--Cost of Insurance Charge," page __.

(2) The actual amount of insurance purchased will depend on the insured's age, sex (where permitted) and rate class. See "Deductions and Charges--Monthly Deductions--Cost of Insurance Charge," page __. The current cost of insurance charge under the Contracts will never exceed the guaranteed cost of insurance charge shown in your Contract.

(3) This charge includes a premium tax charge of 0.25%, and a federal tax charge of 0.15%, of Account Value. We assess this charge only during the first 10 Contract Years. See "Deductions and Charges--Monthly Deductions--Tax Expense Charge," page __.

(4) We do not currently assess a charge for federal income taxes that may be attributable to the operations of the Variable Account, although we may do so in the future. See "Deductions and Charges--Other Deductions--Taxes Charged Against the Variable Account," page __.

(5) We waive this fee if total premiums paid to date are $40,000 or more.

(6) We do not impose these charges on the first 12 transfers in any Contract Year. The Company reserves the right to assess a $25 charge for each transfer in excess of 12 transfers in any Contract Year, excluding transfers due to dollar cost averaging.


(7) This charge applies only upon withdrawals of the initial premium paid at the time of Contract purchase, and it applies only to withdrawals in excess of the Free Withdrawal Amount. It does not apply to withdrawals of any additional payments paid under a Contract. The withdrawal charge declines to 0% over ten years. We impose it to cover a portion of the sales expense we incur in distributing the Contracts. See "Deductions and Charges--Other Deductions--Withdrawal Charge," page __. We do not impose a withdrawal charge on any withdrawal to the extent that aggregate withdrawal charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the withdrawal.

(8) This charge applies only upon withdrawals of the initial premium paid at the time of Contract purchase, and it applies only to withdrawals in excess of the Free Withdrawal Amount. It does not apply to withdrawals of any additional payments paid under a Contract. The charge for due and unpaid premium tax declines to 0% over ten years, and it applies to full or partial withdrawals in excess of the Free Withdrawal Amount.

PORTFOLIO ANNUAL EXPENSES (After Voluntary Reductions and Reimbursements) (as a percentage of Portfolio average daily net assets)/1/


                                                          MANAGEMENT  RULE 12B-1   OTHER     TOTAL PORTFOLIO
PORTFOLIO                                                    FEES        FEES     EXPENSES   ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------
Aggressive Equity Portfolio                                 0.75%        N/A       0.07%          0.82%
-------------------------------------------------------------------------------------------------------------
Capital Growth Portfolio                                    0.65%        N/A       0.04%          0.69%
-------------------------------------------------------------------------------------------------------------
Competitive Edge "Best Ideas" Portfolio                     0.65%        N/A       0.06%          0.71%
-------------------------------------------------------------------------------------------------------------
Dividend Growth Portfolio                                   0.53%        N/A       0.01%          0.54%
-------------------------------------------------------------------------------------------------------------
Equity Portfolio                                            0.49%        N/A       0.01%          0.50%
-------------------------------------------------------------------------------------------------------------
European Growth Portfolio                                   0.94%        N/A       0.06%          1.00%
-------------------------------------------------------------------------------------------------------------
Global Dividend Growth Portfolio                            0.75%        N/A       0.05%          0.80%
-------------------------------------------------------------------------------------------------------------
High Yield Portfolio                                        0.50%        N/A       0.04%          0.54%
-------------------------------------------------------------------------------------------------------------
Income Builder Portfolio                                    0.75%        N/A       0.06%          0.81%
-------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                      0.50%        N/A       0.02%          0.52%
-------------------------------------------------------------------------------------------------------------
Pacific Growth Portfolio                                    0.95%        N/A       0.26%          1.21%
-------------------------------------------------------------------------------------------------------------
Quality Income Plus Portfolio                               0.50%        N/A       0.02%          0.52%
-------------------------------------------------------------------------------------------------------------
Short-Term Bond Portfolio                                   0.45%        N/A       0.53%          0.98%
-------------------------------------------------------------------------------------------------------------
Strategist Portfolio                                        0.50%        N/A       0.02%          0.52%
-------------------------------------------------------------------------------------------------------------
S&P 500 Index Portfolio                                     0.40%        N/A       0.05%          0.45%
-------------------------------------------------------------------------------------------------------------
Utilities Portfolio                                         0.64%        N/A       0.02%          0.66%
-------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Emerging Markets Equity Portfolio(2)     1.09%        N/A       0.71%          1.80%
-------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF Equity Growth Portfolio(2)               0.48%        N/A       0.37%          0.85%
-------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF International Magnum Portfolio (2)       0.50%        N/A       0.68%          1.18%
-------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF U.S. Real Estate Portfolio(2)            0.74%        N/A       0.36%          1.10%
-------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio                    0.70%        N/A       0.05%          0.75%
-------------------------------------------------------------------------------------------------------------




1. Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).

2. Absent voluntary reductions and reimbursements for certain Portfolios, "Management Fees," "Rule 12b-1 Fees," "Other Expenses," and "Total Portfolio Annual Expenses" as a percent of average net assets of the portfolios would have been as follows:

                            MANAGEMENT  RULE 12B-1   OTHER     TOTAL PORTFOLIO
PORTFOLIO                      FEES        FEES     EXPENSES   ANNUAL EXPENSES
-------------------------------------------------------------------------------
Morgan Stanley UIF            1.25%        N/A       0.71%          1.96%
Emerging Markets Equity
Portfolio
-------------------------------------------------------------------------------
Morgan Stanley UIF Equity     0.55%        N/A       0.37%          0.92%
Growth Portfolio
-------------------------------------------------------------------------------
Morgan Stanley UIF            0.80%        N/A       0.68%          1.48%
International Magnum
Portfolio
-------------------------------------------------------------------------------
Morgan Stanley UIF U.S.       0.80%        N/A       0.36%          1.16%
Real Estate Portfolio
-------------------------------------------------------------------------------


The Portfolio's Advisors may discontinue all or part of these reductions and reimbursements at any time. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excluded from the total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses", respectively, would be as follows: Morgan Stanley UIF Emerging Markets Equity Portfolio 0.05% and Morgan Stanley UIF International Magnum Portfolio 0.03%.


THE COMPANY
--------------------------------------------------------------------------------

The Company is the issuer of the Contract. It is a stock life insurance company organized in 1998, under the laws of the State of Arizona. Previously, from 1978 to 1998, it was organized under the laws of the State of Illinois.

The Company is licensed to operate in the District of Columbia, all states (except New York) and Puerto Rico. Our Home Office is located at 3100 Sanders Road, Northbrook, Illinois 60062.


The Company is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the outstanding capital stock of Allstate is owned by The Allstate Corporation ("Corporation"). NORTHBROOK and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures substantially all of NORTHBROOK's liabilities under its insurance and annuity contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to NORTHBROOK; NORTHBROOK remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to NORTHBROOK due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to NORTHBROOK, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------


GENERAL
We established the Variable Account as a separate investment account on January 15, 1996, pursuant to the insurance laws of Illinois. The Variable Account became subject to the insurance laws of Arizona when we redomesticated on December 28, 1998. The Variable Account is organized as a unit investment trust and registered as such with the SEC under the 1940 Act. The Variable Account meets the definition of "separate account" under federal securities law. Under Arizona law, we hold the assets of the Variable Account exclusively for the benefit of Contract Owners and persons entitled to payments under the Contracts. The assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct.


FUNDS
You may allocate your purchase payments to up to 21 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below. For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:              EACH PORTFOLIO SEEKS:          INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
THE MORGAN STANLEY VARIABLE INVESTMENT SERIES
-------------------------------------------------------------------------------
Money Market Portfolio  High current income,
                        preservation of capital, and
                        liquidity
-------------------------------------------------------
Quality Income Plus     High current income and, as a
Portfolio               secondary objective, capital
                        appreciation when consistent
                        with its primary objective
-------------------------------------------------------
Short-Term Bond         High current income
Portfolio               consistent with preservation   MORGAN STANLEY
                        of capital                     INVESTMENT ADVISORS,
-------------------------------------------------------INC.
High Yield Portfolio    High current income and, as a
                        secondary objective, capital
                        appreciation when consistent
                        with its primary objective
-------------------------------------------------------
Utilities Portfolio     Current income and long-term
                        growth of income and capital
-------------------------------------------------------
Income Builder          Reasonable income and, as a
Portfolio               secondary objective, growth
                        of capital
-------------------------------------------------------------------------------
Dividend Growth         Reasonable current income and
Portfolio               long-term growth of income
                        and capital
-------------------------------------------------------
Capital Growth          Long-term capital growth
Portfolio
-------------------------------------------------------
Global Dividend Growth  Reasonable current income and
Portfolio               long-term growth of income
                        and capital

-------------------------------------------------------
European Growth         Maximize the capital
Portfolio               appreciation of its
                        investments
-------------------------------------------------------
Pacific Growth          Maximize the capital
Portfolio               appreciation of its
                        investments
-------------------------------------------------------
Aggressive Equity       Capital growth
Portfolio
-------------------------------------------------------MORGAN STANLEY
Equity Portfolio        Growth of capital and, as a    INVESTMENT MANAGEMENT,
                        secondary objective, income    INC.
                        when consistent with its
                        primary objective.
-------------------------------------------------------
S&P 500 Index           Investment results that,
Portfolio               before expenses, correspond
                        to the total return of the
                        Standard and Poor's 500
                        Composite Stock Price Index
-------------------------------------------------------
Competitive Edge "Best  Long-term capital growth
Ideas" Portfolio
-------------------------------------------------------
Strategist Portfolio    High total investment return
-------------------------------------------------------
THE UNIVERSAL
INSTITUTIONAL FUNDS,
INC.
-------------------------------------------------------------------------------
Equity Growth           Long-term capital
Portfolio               appreciation
-------------------------------------------------------
U.S. Real Estate        Above-average current income
Portfolio               and long-term capital
                        appreciation
-------------------------------------------------------
International Magnum    Long-term capital
Portfolio               appreciation
-------------------------------------------------------
Emerging Markets        Long-term capital
Equity Portfolio        appreciation
-------------------------------------------------------
VAN KAMPEN LIFE
INVESTMENT TRUST
-------------------------------------------------------------------------------
Emerging Growth         Capital appreciation           VAN KAMPEN ASSET
Portfolio                                              MANAGEMENT, INC.
-------------------------------------------------------------------------------

We reinvest all investment income of and other distributions to each Variable Sub-Account arising from the corresponding Portfolio in additional shares of that Portfolio at net asset value. The income and both realized and unrealized gains or losses on the assets of each Variable Sub-Account are therefore separate and are credited to or charged against the Variable Sub-Account without regard to income, gains or losses from any other Variable Sub-Account or from any other business of the Company. The Company will purchase shares in the Funds in connection with premiums allocated to the corresponding Variable Sub-Account in accordance with Contract Owners' directions and will redeem shares in the Fund to meet Contract obligations or make adjustments in reserves, if any.

We reserve the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Fund shares underlying the Variable Sub-Accounts. If shares of a Fund should no longer be available for investment, or if, in the judgment of the Company's management, further investment in shares of a Fund should become inappropriate in view of the purposes of the Contracts, we may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Contracts. We will not make any such substitution without notice to Contract Owners. We will also obtain prior approval of the Securities and Exchange Commission to the extent required by the 1940 Act. We reserve the right to establish additional Variable Sub-Accounts of the Variable Account, each of which would invest in shares of another Fund or Portfolio. Subject to Contract Owner approval, We also reserve the right to end the registration under the 1940 Act of the Variable Account or any other separate accounts of which it is the depositor or to operate the Variable Account as a management company under the 1940 Act.

The Funds are subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Fund. See the prospectuses for the Funds for further information.


THE CONTRACT
--------------------------------------------------------------------------------


APPLICATION FOR A CONTRACT
 Individuals wishing to purchase a Contract must submit an application to the Company. We will issue a Contract only on the lives of Insureds age 0-85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules, and we reserve the right to reject an application for any lawful reason. We will not change the terms or conditions of a Contract without the consent of the Contract Owner. You must submit your application and obtain our approval before you pay your initial premium. The Insured will be covered under the Contract as of the Contract Date. The Contract Date also determines Monthly Activity Dates, Contract months, and Contract Years.


PREMIUMS
The Contract is designed to permit an initial premium payment and, subject to certain conditions, additional premium payments. The initial premium payment purchases a Death Benefit initially equal to the Contract's Specified Amount. The minimum initial payment is $10,000.

Under our current underwriting rules, which are subject to change, proposed Insureds are eligible for simplified underwriting without a medical examination if their application responses and anticipated initial premium payment meet simplified underwriting standards. Customary underwriting standards will apply to all other proposed Insureds. The maximum initial premium currently permitted on a simplified underwriting basis varies with the issue age of the Insured according to the following table:


        SIMPLIFIED UNDERWRITING
           ISSUE AGE              MAXIMUM INITIAL PREMIUM*
-------------------------------  --------------------------
             0-34                       Not available
             35-44                     $       15,000
             45-54                     $       30,000

             55-64                     $       50,000
             65-80                     $      100,000
          Over age 80                   Not available


Simplified Underwriting is Not Available                           -*These
limits may vary by state.

Additional premium payments may be made at any time, subject to the following conditions:

.. only one additional premium payment may be made in any Contract Year;

.. each additional premium payment must be at least $500;

.. the attained age of the Insured must be less than 91; and

.. absent submission of new evidence of insurability of the Insured, the maximum additional payment permitted in a Contract Year is the "Guaranteed
  Additional   Payment." The Guaranteed Additional Payment is the lesser of (1)
  $5,000, or   (2) a percentage of initial payment (5% for attained ages 40-70,
  and 0% for   attained ages 20-39 and 71-90).

We reserve the right to obtain satisfactory evidence of insurability upon any additional premium payments requiring an increase in specified amount. We also reserve the right to reject any additional premium payment for any reason.

Additional premium payments may require an increase in Specified Amount in order for the Contract to remain within the definition of a life insurance contract under Section 7702 of the Code.

Unless you request otherwise in writing, we will apply any additional premium payment received while a Contract loan is outstanding: first, as a repayment of Indebtedness, and second, as an additional premium payment, subject to the conditions described above. You may pay additional premiums at any time and in any amount necessary to avoid termination of the Contract without evidence of insurability.


ALLOCATION OF PREMIUMS
 Upon completion of underwriting, the Company will either issue a Contract, or deny coverage. If we issue a Contract, we will allocate the initial premium payment on the date the Contract is issued according to the initial premium allocation instructions you specified in your application. We reserve the right to allocate the initial premium to the Money Market Variable Sub-Account during the cancellation period in those states where state law requires premiums to be returned upon exercise of the cancellation right.


ACCUMULATION UNIT VALUES
 The Accumulation Unit value for each Variable Sub-Account will vary to reflect the investment experience of the corresponding Fund Portfolio. We determine the Accumulation Unit value on each Valuation Date by multiplying the Accumulation Unit value for the particular Variable Sub-Account on the preceding Valuation Date by a "Net Investment Factor". We determine the Net Investment Factor for each Variable Sub-Account during a Valuation Period by first dividing (A) the net asset value per share of the corresponding Fund Portfolio at the end of the current Valuation Period (plus the per share dividends or capital gains by that Portfolio if the ex-dividend date occurs in the Valuation Period then ended), by
(B) the net asset value per share of that Portfolio at the end of the immediately preceding Valuation Period. We then subtract (C) the mortality and expense risk charge annual rate divided by 365 and multiplied by the number of calendar days in the current Valuation Period. You should refer to the prospectuses for the Funds for a description of how the shares of the Portfolios are valued. See "Contract Benefits and Rights Account Value," page __.

All valuations in connection with a Contract, (e.g., with respect to determining Account Value or with respect to determining the number of Accumulation Units to be credited to a Contract with each premium), other than determinations with respect to the initial premium and additional premiums requiring underwriting, will be made on the date we receive, at our Home Office, the corresponding request or payment in good order. However, if such date is not a Valuation Day, we will make such determination on the next succeeding Valuation Day.

SPECIALIZED USES OF THE CONTRACT. Because the Contract provides for an accumulation of Cash Value as well as a Death Benefit, you can use the Contract for various individual and business financial planning purposes. Purchasing the Contract in part for such purposes entails certain risks. For example, if the investment performance of Variable Sub-Accounts to which you have allocated Account Value is poorer than expected or if sufficient premiums are not paid, the Contract may lapse. Even if it does not lapse, it may not accumulate sufficient Account Value to fund the purpose for which the Contract was purchased.

Withdrawals and Contract loans may significantly affect current and future Account Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Variable Sub-Account investment performance and the amount of a Contract loan, the loan may cause a Contract to lapse. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract for a specialized purpose you should consider whether the long-term nature of the Contract is consistent with the purpose for which you are considering it. Using a Contract for a specialized purpose may have tax consequences. (See "Federal Tax Matters," page __.)


DEDUCTIONS AND CHARGES
MONTHLY DEDUCTIONS. On each Monthly Activity Date including the Contract Date, we will deduct from your Account Value attributable to the Variable Account an amount ("Monthly Deduction Amount") to cover charges and expenses incurred in connection with your Contract. We deduct this amount from each Variable Sub-Account in proportion to your Account Value attributable to each Variable Sub-Account. The Monthly Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Monthly Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Access to Your Money--Lapse and Reinstatement," page __. The following is a summary of the monthly deductions and charges which constitute the Monthly Deduction Amount:

COST OF INSURANCE CHARGE. The cost of insurance charge covers the Company's anticipated mortality costs for standard and special risks. Current cost of insurance rates are lower after the 10th Contract Year. The current cost of insurance charge is taken by deducting a specified percentage of your Account Value. However, this current charge will not exceed the guaranteed cost of insurance charge. The monthly guaranteed charge is equal to the maximum annual cost of insurance per $1,000 as indicated in the Contract (1) multiplied by the difference between the Death Benefit and the Account Value (both as determined on the Monthly Activity Date); (2) divided by $1,000; and (3) divided by 12. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. (Unisex rates may be required in some states). A table of guaranteed cost of insurance charges per $1,000 is included in each Contract. However, the Company reserves the right to use rates less than those shown in the table. Special* risks will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the Insured's special* rating class. The guaranteed cost of insurance charge rates are applied to the difference between the Death Benefit determined on the Monthly Activity Date and the Account Value on that same date prior to assessing the Monthly Deduction Amount, because the difference is the amount for which the Company is at risk should the Death Benefit be then payable. The Death Benefit as computed on a given date is the greater of (1) the Specified Amount on that date, or (2) the Account Value on that date multiplied by the applicable Death Benefit ratio. (For an explanation of the Death Benefit, together with Examples, see "Contract Benefits and Rights--Death Benefit" on page __.) *In some states this underwriting classification is called "Rated."

Because the Account Value (and, as a result, the amount for which the Company is at risk under a Contract) may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. However, once we have assigned a risk rating class to an Insured when the Contract is issued, we will not change that rating class if additional premium payments or partial withdrawals increase or decrease the Specified Amount. The level of Specified Amount that an initial premium will purchase will vary based on age and sex. For example, a $10,000 initial premium paid by a male at age 45 would result in a Specified Amount of $39,998. If a female age 65 paid a $10,000 premium, the Specified Amount would be equal to $22,749.

TAX EXPENSE CHARGE. We will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% for the first ten Contract Years. This charge compensates the Company for premium taxes imposed by various states and local jurisdictions and for federal taxes related to our receipt of premiums under the Contract. The charge includes a premium tax charge of 0.25% and a federal tax charge of 0.15%. The 0.25% premium tax charge over ten Contract Years approximates the Company's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to 3.5%. We will impose the premium tax charge regardless of a Contract owner's state of residence. Therefore, we take this charge whether or not any premium tax applies to your Contract. The charge may be higher or lower than any premium tax imposed. The 0.15% federal tax charge helps reimburse the Company for approximate expenses we incur for federal taxes under Section 848 of the Code.

ADMINISTRATIVE EXPENSE CHARGE. We will deduct monthly from your Account Value an administrative expense charge equivalent to an annual rate of 0.25%. This charge compensates us for administrative expenses we incur in administering the Variable Account and the Contracts. We take all monthly deductions by canceling Accumulation Units of the Variable Account under your Contract.


OTHER DEDUCTIONS
MORTALITY AND EXPENSE RISK CHARGE. We deduct from the assets of the Variable Account a daily charge equivalent to an annual rate of 0.90% for the mortality risks and expense risks we assume in relation to the Contracts. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims. We also assume a risk that the Death Benefit will exceed the amount on which the cost of insurance charges were based, because we made that computation on the Monthly Activity Date preceding the death of the Insured. The expense risk we assume is that expenses we incur in issuing and administering the Contracts will exceed the administrative charges set by the Contract.

ANNUAL MAINTENANCE FEE. On each Contract Anniversary we will deduct a $30 annual maintenance fee from your Account Value. The fee will be deducted proportionately from each Variable Sub-Account in which you are invested. A full annual maintenance fee will be deducted if the Contract is terminated on any day other than the Contract Anniversary. This fee will help reimburse us for administrative and maintenance costs of the Contracts. Currently, we waive this charge for Contracts which have an aggregate premium which equals or exceeds the dollar amount indicated on your Contract data page (currently $40,000).

TAXES CHARGED AGAINST THE VARIABLE ACCOUNT. Currently, no charge is made to the Variable Account for federal income taxes that may be attributable to the operations of the Variable Account (as opposed to the federal tax related to our receipt of premiums under the Contract). We may, however, impose such a charge in the future. We may also assess charges for other taxes, if any, attributable to the Variable Account or this class of Contracts.

CHARGES AGAINST THE FUNDS. The Variable Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflect Fund investment management fees already deducted from the assets of the Funds. The Fund investment management fees are a percentage of the average daily value of the net assets of the Portfolios. See the "Portfolio Annual Expenses" table on page
__.

WITHDRAWAL CHARGE. We may assess a withdrawal amount upon (1) surrender of the Contract, and (2) partial withdrawals in excess of the Free Withdrawal Amount. The Free Withdrawal Amount in any Contract Year is 15% of total premiums paid. Any Free Withdrawal Amount not taken in a Contract Year may not be carried forward to increase the Free Withdrawal Amount in any subsequent year. Withdrawals in excess of the Free Withdrawal Amount will be subject to a withdrawal charge as set forth in the table below:


                                                   PERCENTAGE OF INITIAL
                 CONTRACT YEAR                       PREMIUM WITHDRAWN
------------------------------------------------  -----------------------
1 - 3                                                     7.75 %
4                                                         7.25 %
5                                                         6.25 %
6                                                         5.25 %
7                                                         4.25 %
8                                                         3.25 %
9                                                         2.25 %
10                                                        0.00%



We will not impose a withdrawal charge after the ninth Contract Year. In addition, we will not impose a withdrawal charge on any withdrawal to the extent that aggregate withdrawal charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the withdrawal. We may waive the withdrawal charge under certain circumstances if the Insured is confined to a qualified long-term care facility or hospital. See "Contract Benefits and Rights--Confinement Waiver Benefit", page __.

We impose the withdrawal charge to cover a portion of the expense we incur in distributing the Contracts. This expense includes agents' commissions, underwriting and the costs associated with establishing policies.

DUE AND UNPAID PREMIUM TAX CHARGE. During the first nine Contract Years, we impose a charge for due and unpaid premium tax on full or partial withdrawals in excess of the Free Withdrawal Amount. This charge is shown below, as a percent of the Initial Premium withdrawn:

                                  PERCENTAGE OF INITIAL
         CONTRACT YEAR              PREMIUM WITHDRAWN
-------------------------------  -----------------------
1                                         2.25%
2                                         2.00%
3                                         1.75%
4                                         1.50%
5                                         1.25%
6                                         1.00%
7                                         0.75%
8                                         0.50%
9                                         0.25%
10                                        0.00%


After the ninth Contract Year, no due and unpaid premium tax charge will be imposed. The percentages indicated above are guaranteed not to increase.


CONTRACT BENEFITS AND RIGHTS
--------------------------------------------------------------------------------


DEATH BENEFIT
The Contracts provide for the payment of Death Benefit proceeds to the named beneficiary when the Insured under the Contract dies. The Proceeds payable to the beneficiary equal the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amounts occurring during a grace period (if applicable). The Death Benefit equals the greater of (1) the Specified Amount or
(2) the Account Value multiplied by the Death Benefit ratio. The ratios vary according to the attained age of the Insured and are specified in the Contract. Therefore, an increase in Account Value due to favorable investment experience may increase the Death Benefit above the Specified Amount; and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Amount).


EXAMPLES:

                          A          B
                       --------  ----------
Specified Amount       $100,000   $100,000
Insured's Age                45         45
Account Value on Date  $ 48,000   $ 34,000
 of Death
Death Benefit Ratio        2.15       2.15

In Example A, the Death Benefit equals $103,200, i.e., the greater of (1) $100,000 (the Specified Amount); and (2) $103,200 (the Account Value at the Date of Death of $48,000 multiplied by the Death Benefit ratio of 2.15). This amount, less any Indebtedness and due and unpaid Monthly Deduction Amounts, constitutes the proceeds which we would pay to the beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Specified Amount) or $73,100 (the Account Value of $34,000 multiplied by the Death Benefit ratio of 2.15). All or part of the proceeds may be paid in cash or applied under an income plan. See "Payment Options," page __.


ACCELERATED DEATH BENEFIT

If the Insured becomes terminally ill, you may request an Accelerated Death Benefit in an amount up to the lesser of (1) 50% of the Specified Amount on the day we receive the request; or (2) $250,000 for all policies issued by the Company which cover the Insured. "Terminally ill" means an illness or physical condition of the Insured that, notwithstanding appropriate medical care, results in a life expectancy of 12 months or less. If the Insured is terminally ill as the result of an illness, the Accelerated Death Benefit is not available unless the illness occurred at least 30 days after the issue date. If the Insured is terminally ill as the result of an accident, the Accelerated Death Benefit is available if the accident occurred after the issue date. The minimum amount of death benefit we will accelerate is $10,000.

We will pay benefits due under the Accelerated Death Benefit provision upon our receipt of a written request from the Contract Owner and due proof that the Insured has been diagnosed as terminally ill. We also reserve the right to require supporting documentation of the diagnosis and to require (at our expense) an examination of the Insured by a physician of the Company's choice to confirm the diagnosis. The amount of the payment will be the amount you requested, reduced by the sum of (1) a 12 month interest discount to reflect the early payment; (2) an administrative fee (not to exceed $250); and (3) a pro rata amount of any outstanding Contract loan and accrued loan interest.

After the payment has been made, the Specified Amount, the Account Value and any outstanding Contract loan will be reduced on a pro rata basis.

We allow only one request for an Accelerated Death Benefit per Insured. The Accelerated Death Benefit may not be available in all states. Its features may differ from those discussed above as required by state law. Please refer to the Contract for further information.


CONFINEMENT WAIVER BENEFIT
Under the terms of an endorsement to the Contract, we will waive any withdrawal charges on partial withdrawals and surrenders of the Contract requested while the Insured is confined to a qualified long-term care facility or hospital for a period of more than 90 consecutive days. The period of confinement must begin 30 days or more after the issue date. The request must be made either during such confinement or within 90 days after the Insured is discharged from such confinement. The confinement must have been prescribed by a licensed medical doctor or a licensed doctor of osteopathy, operating within the scope of his or her license, and must be medically necessary. The prescribing doctor may not be the Insured, the Contract Owner, or any spouse, child, parent, grandchild, grandparent, sibling or in-law of the Contract Owner. "Medically necessary" means appropriate and consistent with the diagnosis and which could not have been omitted without adversely affecting the Insured's condition. The confinement waiver benefit may not be available in all states. In addition, its features may differ from those discussed above as required by state law. Please refer to the Endorsement for further information. The Company reserves the right to discontinue the offering of the confinement waiver benefit endorsement upon the purchase of a new contract.


ACCOUNT VALUE
We will compute the Account Value of a Contract on each Valuation Day. On the Contract Date, the Account Value is equal to the initial premium less the Monthly Deduction Amount for the first month. Thereafter, the Account Value will vary to reflect the investment experience of the Portfolio, the value of the Loan Account and any premium payments and withdrawals that you make, and all charges that we deduct. There is no minimum guaranteed Account Value.

The Account Value of a particular Contract is related to the Accumulation Unit Value of the Variable Sub-Accounts to which you have allocated premiums on the Contract. We calculate the Account Value on any Valuation Date by (1) multiplying the number of Accumulation Units credited to the Contract in each Variable Sub-Account as of the Valuation Date by the then Accumulation Unit value of that Sub-Account, and then (2) adding the results for all the Sub-Accounts credited to the Contract to the value of the Loan Account. See "The Contract - Accumulation Unit Values," page __.


TRANSFER OF ACCOUNT VALUE
While the Contract remains in force and subject to the Company's transfer rules then in effect, you may request that part or all of the Account Value of a particular Variable Sub-Account be transferred to other Variable Sub-Accounts. We reserve the right to impose a $25 charge on each such transfer in excess of 12 per Contract Year. However, there are no charges on transfers at the present time. The minimum dollar amount that you may transfer is shown on the Contract data page (currently $100) or the total amount in the Variable Sub-Account, whichever is less.

On days when the New York Stock Exchange ("NYSE") is open for trading, we will accept transfer requests if we receive them at 1(800) 654-2397 by 4:00 p.m., Eastern Time. We effect telephone transfer requests we receive before 4:00 p.m., Eastern Time at the next computed value. In the event that the NYSE closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the NYSE closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the NYSE on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the NYSE.


Transfers by telephone may be made by the Contract Owner's Morgan Stanley Financial Advisor or attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests they reasonably believe to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include requirements that callers on behalf of a Contract Owner identify themselves and the Contract Owner by name and social security number or other identifying information. All transfer instructions by telephone are tape recorded. Otherwise, you must submit transfer requests in writing, on a form we provide.

As a result of a transfer, we will reduce the number of

Accumulation Units credited to the Variable Sub-Account from which the transfer is made. The reduction is equal to the amount transferred divided by the Accumulation Unit value of that Variable Sub-Account on the Valuation Date we receive the transfer request. Similarly, we will increase the number of Accumulation Units credited to the Variable Sub-Account to which the transfer is made. The increase is equal to the amount transferred divided by the Accumulation Unit value of that Sub-Account on the Valuation Day we receive the transfer request. For Contracts issued after May 1, 1999, we reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract Owners would be to the disadvantage of other Contract Owners. We may limit transfers by taking such steps as:

.. imposing a minimum time period between each transfer, or

.. refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners. We reserve the right to waive any transfer restrictions.


DOLLAR COST AVERAGING
You may make transfers automatically through Dollar Cost Averaging while the Contract is in force. Dollar Cost Averaging permits you to transfer a specified amount every month (or some other frequency as may be determined by the Company) from any one Variable Sub-Account to any other Variable Sub-Accounts. The minimum amount that can be transferred is shown on the Contract data page (currently $100) or the total amount in the Variable Sub-Account whichever is less. The theory of Dollar Cost Averaging is that, if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging program does not assure you of a greater profit from your purchases under the program; nor will it prevent or alleviate losses in a declining market. We impose no additional charges upon participants in the Dollar Cost Averaging program. We do not count transfers under Dollar Cost Averaging toward the 12 free transfers per Contract Year currently permitted.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Account Value in each Variable Sub-Account and return it to the desired percentage allocations. We will rebalance your account each quarter (or other intervals we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing. The new allocation will be effective with the first rebalancing that occurs after we receive your written request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Quality Income Plus Variable Sub-Account and 60% to be in the Capital Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Income Plus Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Quality Income Plus Variable Sub-Account and use the money to buy more units in the Capital Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

Transfers made under the Automatic Portfolio Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


CONTRACT LOANS
While the Contract is in force, you may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from the Company. These types include preferred loans (described below) and non-preferred loans. Both types of loans are secured by your Contract. The maximum amount available for a loan is 90% of the Contract's Cash Value, less the sum of:

.. the amount of all Contract loans existing on the date of the loan (including loan interest to the next Contract Anniversary),

.. any due and unpaid Monthly Deduction Amounts, and

.. any annual maintenance fee due on or before the next Contract Anniversary.

We will transfer the loan amount pro rata from each Variable Sub-Account attributable to your Contract (unless you specify otherwise) to the Loan Account. We will credit the amounts allocated to the Loan Account with interest at the loan credited rate set forth in the Contract. Loans will bear interest at rates we determine from time to time, but which will not exceed the maximum rate indicated in the Contract. The amount of the Loan Account that equals the excess of the Account Value over the total of all premiums paid under the Contract net of (1) any premiums returned due to partial withdrawals, and (2) any prior loan balance, as determined on each Contract Anniversary, is considered a "preferred loan." Preferred loans bear interest at a rate not to exceed the preferred loan rate set forth in the Contract. Loan interest payments are due on the Contract Anniversary. If unpaid, loan interest is added to the amount of the loan and will bear interest at the rates described in this paragraph. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro rata basis from the Variable Sub-Accounts to the Loan Account on each Contract Anniversary. If the aggregate outstanding loan(s) and loan interest secured by the Contract exceeds the Cash Value of the Contract, we will give you written notice that unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Contract, the Contract may lapse. You may repay all or any part of any loan secured by a Contract while the Contract is still in effect. When you make loan repayments or interest payments, we will allocate the payment among the Variable Sub-Accounts in the same percentages as for subsequent premium payments (unless you request a different allocation), and we will deduct an amount equal to the payment from the Loan Account. You must repay any outstanding loan at the end of a grace period before we will reinstate the Contract. See "Lapse and Reinstatement," page __.


A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Variable Sub-Account will apply only to the amount remaining in that Sub-Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Variable Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Contract Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Variable Sub-Accounts earn less than that rate, the Contract Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Benefit proceeds and Cash Surrender Value otherwise payable.


AMOUNT PAYABLE ON SURRENDER OF THE CONTRACT
While the Contract is in force, you may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Contract. Upon surrender, we will pay you the Cash Surrender Value determined as of the day we receive your written request or the date you request, whichever is later. The Cash Surrender Value equals the Cash Value less the annual maintenance fee and any Indebtedness. We will pay the Cash Surrender Value of the Contract within seven days of our receipt of the written request or on the effective surrender date you request, whichever is later. The Contract will terminate on the date of our receipt of your written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Contract, see "Federal Tax Matters," page __. You may elect to apply the surrender proceeds to an Income Plan (see "Access to Your Money-Payment Options," page __).


PARTIAL WITHDRAWALS

While the Contract is in force, you may elect by written request to make partial withdrawals from the Cash Surrender Value of at least $500, or the total amount in the Variable Sub-Account, whichever is less. The Cash Surrender Value, after the partial withdrawal, must at least equal $2,000; otherwise, we may treat your request as a request for full surrender. Your contract will terminate if you withdraw all of your Cash Surrender Value. We will however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $2,000, we would inform you in writing of our intention to terminate your Contact and give you at least 30 days in which to make an additional purchase payment to restore your Cash Surrender Value to the contractual minimum of $2,000. If we terminate your Contract, we will distribute to you its Cash Surrender Value, less withdrawal and other charges and applicable taxes.

Partial withdrawals will be deducted pro rata from each Variable Sub-Account, unless the Contract Owner instructs otherwise. The Specified Amount after the partial withdrawal will be the greater of:

.. the Specified Amount prior to the partial withdrawal reduced proportionately to the reduction in Account Value; or

.. the minimum Specified Amount necessary in order to meet the definition of a life insurance contract under section 7702 of the Code.

Partial withdrawals in excess of the Free Withdrawal Amount may be subject to a withdrawal charge and any due and unpaid premium tax charges. See "Deductions and Charges-Other Deductions-Withdrawal Charge" and "Due and Unpaid Premium Tax Charge," page __. For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Matters," page __.

PAYMENT OPTIONS
The surrender proceeds or Death Benefit proceeds under the Contracts may be paid in a lump sum. You may also apply the proceeds to one of the Company's Income Plans. If the amount to be applied to an Income Plan is less than $3,000 or if it would result in an initial income payment of less than $20, we may require that the frequency of income payments be decreased such that the income payments are greater than $20 each, or we may elect to pay the amount in a lump sum. No surrender or partial withdrawals are permitted after payments under an Income Plan commences.

We will pay interest on the proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Variable Account.

The Income Plans are fixed annuities payable from the Company's general account. They do not reflect the investment experience of the Variable Account. Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate to be determined by the Company which is no less than the rate specified in the fixed payment annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity. The Company may require proof of age and gender of the payee (and joint payee, if applicable) before payments begin. The Company may also require proof that such person(s) are living before it makes each payment.

The following options are available under the Contracts (the Company may offer other payment options):

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. The Company will make payments for as long as the payee lives. If the payee dies before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. The Company will make payments for as long as either the payee or Joint payee, named at the time of Income Plan selection, is living. If both the payee and the Joint payee die before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

The Company will make any other arrangements for income payments as may be agreed on.


LAPSE AND REINSTATEMENT
The Contract will remain in force unless and until the Cash Surrender Value is insufficient to cover a Monthly Deduction Amount due on a Monthly Activity Date. We will give you written notice that if an amount shown in the notice (which will be sufficient to cover the Monthly Deduction Amount(s) due) is not paid within 61 days ("Grace Period"), there is a danger of lapse.

The Contract will continue through the Grace period. If sufficient payment is not forthcoming, however, the Contract will terminate at the end of the grace period. If the Insured dies during the grace period, the proceeds payable under the Contract are reduced by the Monthly Deduction Amount(s) due and unpaid. See "Contract Benefits and Rights-Death Benefit," page __.


If the Contract lapses, you may apply for its reinstatement by payment of the reinstatement premium (and any applicable charges) required under the Contract. You must make a request for reinstatement within five years of the date the Contract entered a grace period. If a loan was outstanding at the time of lapse, we will require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to us. The reinstatement premium is equal to an amount sufficient to:

1. pay all Monthly Deduction Amounts and annual maintenance fees due and unpaid during the grace period, and

2. to keep the Contract in force for three months after the date of reinstatement.

The Specified Amount upon reinstatement cannot exceed the Specified Amount of the Contract at its lapse. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the premiums paid at the time of reinstatement. Withdrawal charges and due and unpaid premium tax charges, cost of insurance, and tax expense charges will continue to be based on the original Contract Date.

CANCELLATION AND EXCHANGE RIGHTS

You have a limited right to return a Contract for cancellation. This right to return exists during the cancellation period. The cancellation period is a number of days which varies by state as specified in your Contract. If you choose to exercise this right, we may require that you return the Contract for cancellation by mail or personal delivery to the Company within the cancellation period following delivery of the Contract to you. We will then return to you within 7 days thereafter the sum of (1) the Account Value on the Valuation Date we (or our agent) receive the returned Contract; and (2) any deductions taken under the Contract or by the Funds for taxes, charges or fees. Some states may require the Company to return the premiums paid for the returned Contract.

Once the Contract is in effect, you may exchange it during the first 24 months after its issuance for a non-variable permanent life insurance contract offered by the Company on the life of the Insured. The amount at risk to the Company (i.e., the difference between the Death Benefit and the Account Value) under the new contract will be equal to or less than the amount at risk to the Company under the exchanged Contract on the date of exchange. Premiums under the new Contract will be based on the same risk classification as the exchanged Contract. The exchange is subject to adjustments in premiums and Account Value to reflect any variance between the exchanged Contract and the new contract. The Company reserves the right to make such a contract available that is offered by the Company's parent or by any affiliate of the Company.


SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS
The Company will suspend all procedures requiring valuation of the Variable Account (including transfers, surrenders and loans) on any day the New York Stock Exchange is closed or trading is restricted due to an existing emergency as defined by the SEC, or on any day the SEC has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such condition has ended.


LAST SURVIVOR CONTRACTS
We offer the Contracts on either a single life or a "last survivor" basis. Contracts sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the proceeds are paid only on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below:


.. Last survivor Contracts are offered for prospective insured persons age 18-85.


.. The cost of insurance charges under the last survivor Contracts reflect the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured.

.. To qualify for simplified underwriting under a last survivor Contract, both
  Insureds must meet the simplified underwriting standards.

.. For a last survivor Contract to be reinstated, both Insureds must be alive on the date of reinstatement.


.. The Contract provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

.. Additional tax disclosures applicable to last survivor Contracts are provided in "Federal Tax Matters," page .

.. The Accelerated Death Benefit provision is only available upon terminal illness of the last survivor.

.. The Confinement Waiver Benefit is available upon confinement of either
  Insured.


OTHER MATTERS
--------------------------------------------------------------------------------


VOTING RIGHTS
In accordance with our view of presently applicable law, we will vote the shares of the Funds at regular and special meetings of its shareholders in accordance with instructions from Contract Owners (or their assignees, as the case may be) having a voting interest in the Variable Account. The number of shares of a Portfolio held in a Variable Sub-Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in that Variable Sub-Account by the per share net asset value of the corresponding Portfolio. We will vote shares for which we have not received instructions and shares that are not attributable to Contract Owners (i.e., shares we own) in the same proportion as we vote shares for which we have received instructions. If the 1940 Act or any rule promulgated to hereunder should be amended, however, or if our present interpretation should change and, as a result, we determine we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

We determine the voting interests of the Contract Owner (or the assignee) in the Funds as follows: Contract Owners are entitled to give voting instructions to the Company with respect to Portfolio shares attributable to them as described above, determined on the record date for the shareholder meeting for the Portfolio. Therefore, if a Contract Owner has taken a loan secured by the Contract, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Access to Your Money--Contract Loans," page __) will not be considered in determining the voting interests of the Contract Owner. Contract Owners should review the current prospectuses for the Funds to determine matters on which Fund shareholders may vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of a Fund or to approve or disapprove an investment advisory contract for a Fund.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of a Fund if we reasonably disapprove of such changes. We will disapprove a change only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If we do disregard voting instructions, we will include a summary of that action and the reasons therefor in the next periodic report to Contract Owners.

NO CONTENT


VOTING RIGHTS
In accordance with our view of presently applicable law, we will vote the shares of the Funds at regular and special meetings of its shareholders in accordance with instructions from Contract Owners (or their assignees, as the case may be) having a voting interest in the Variable Account. The number of shares of a Portfolio held in a Variable Sub-Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in that Variable Sub-Account by the per share net asset value of the corresponding Portfolio. We will vote shares for which we have not received instructions and shares that are not attributable to Contract Owners (i.e., shares we own) in the same proportion as we vote shares for which we have received instructions. If the 1940 Act or any rule promulgated to hereunder should be amended, however, or if our present interpretation should change and, as a result, we determine we are permitted to vote the shares of the Funds in our own right, we may elect to do so.




We determine the voting interests of the Contract Owner (or the assignee) in the Funds as follows: Contract Owners are entitled to give voting instructions to the Company with respect to Portfolio shares attributable to them as described above, determined on the record date for the shareholder meeting for the Portfolio. Therefore, if a Contract Owner has taken a loan secured by the Contract, amounts transferred from the Sub-Account(s) to the Loan Account in connection with the loan (see "Access to Your Money" Contract Loans," page __) will not be considered in determining the voting interest of the Contract Owner. Contract Owners should review the current prospectuses for the Funds to determine matters on which Fund shareholders may vote.



We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of a Fund or to approve or disapprove an investment advisory contract for a Fund.




In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of a Fund if we reasonably disapproved of such changes. We will disapprove a change only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If we do disregard voting instructions, we will include a summary of that action and the reasons therefor in the next periodic report to Contract Owners.


STATEMENTS TO CONTRACT OWNERS
We will maintain all records relating to the Variable Account and the Variable Sub-Accounts. At least once each Contract Year, we will send to each Contract Owner a statement showing the coverage amount and the Account Value of his or her Contract (indicating the number of Accumulation Units credited to the Contract in each Variable Sub-Account and the corresponding Accumulation Unit value), and any outstanding loan secured by the Contract as of the date of the statement. The statement will also show premiums paid, Monthly Deduction Amounts under the Contract since the last statement, and any other information required by any applicable law or regulation.


LIMIT ON RIGHT TO CONTEST
The Company may not contest the validity of the Contract after it has been in effect during the Insured's lifetime for two years from the Contract Date. If the Contract is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Specified Amount for which evidence of insurability was obtained is contestable for two years from its effective date. In addition, if the Insured dies by suicide while sane or self destruction while insane in the two-year period after the Contract Date, or such period as specified in state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals. If the Insured dies by suicide while sane or self-destruction while insane in the two-year period following an increase in the Specified Amount, the benefit payable with respect to the increase will be limited to the additional premium paid for such increase, less any Indebtedness and partial withdrawals.


MISSTATEMENT AS TO AGE AND SEX
If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Contract.


BENEFICIARY
You name the beneficiary in the application for the Contract. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to the Company. If no beneficiary is living when the Insured dies, the proceeds will be paid to the Contract Owner if living; otherwise to the Contract Owner's estate.


ASSIGNMENT
Unless required by state law, the Contract may not be assigned as collateral for a loan or other obligation.


DIVIDENDS
No dividends will be paid under the Contracts.


DISTRIBUTION OF THE CONTRACTS

The Contracts will be distributed exclusively by Morgan Stanley DW Inc. ("Morgan Stanley DW"), which serves as the principal underwriter of the Contracts under a general agency agreement with the Company. Morgan Stanley DW is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Morgan Stanley DW is located at 1585 Broadway, New York, New York 10036. Morgan Stanley DW is a member of the New York Stock Exchange and the National Association of Securities Dealers.

We may pay up to a maximum sales commission of 6.75%. Morgan Stanley DW Inc.
will pay annually to its Financial Advisors from its profits, an amount equal to ..10% of the net assets of the Variable Account attributable to the Contracts. In addition, sale of the Contract may count toward incentive program awards for the Financial Advisor.


SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold the assets of the Variable Account. We keep those assets physically segregated and held separate and apart from the general account of the Company. We maintain records of all purchases and redemptions of shares of the Fund.


FEDERAL TAX MATTERS
--------------------------------------------------------------------------------


INTRODUCTION
The following discussion is general and is not intended as tax advice. The Company makes no guarantee regarding the tax treatment of any Contract or Transaction involving a Contract. Federal, state, local and other tax consequences of ownership or purchase of a life insurance depend upon your circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax advisor.


TAXATION OF THE COMPANY AND THE VARIABLE ACCOUNT
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Variable Account is not an entity separate from the Company and its operations form a part of the Company. As a consequence, the Separate Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under current federal tax law, the Company believes that the Variable Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts. Generally, reserves are amounts that the Company is legally required to accumulate and maintain in order to meet future obligations under the Contracts. The Company does not anticipate that it will incur any federal income tax liability attributable to the Variable Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Variable Account, then we may impose a charge against the Variable Account in order to make provisions for any such taxes.


TAXATION OF CONTRACT BENEFITS

In order to qualify as a life insurance contract for federal income tax purposes, the Contract must meet the definition of a life insurance contract set forth in Section 7702 of the Code. Section 7702 limits the amount of premiums that may be invested in a Contract that qualifies as life insurance. The Contract is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is excluded from the beneficiary's gross income under Section 101(a) of the Code and you are generally not taxed on increases in the contract value until a distribution occurs.

If a Contract fails to qualify as life insurance under Section 7702, the Contract will not provide most of the tax advantages normally provided by life insurance. The Company has the right to amend the Contracts to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service. If you surrender the Contract, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income.


If the Contract is not treated as a modified endowment contract, then Contract loans are not generally treated as taxable distributions, and you are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Contract may result in a taxable distribution before the investment in the contract is recovered. Interest paid on a Contract loan is generally not deductible. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. (See Modified Endowment Contracts)

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the insured is not the owner but retains incidents of ownership in the Contract, the Death Benefit will also be included in the insureds gross estate. Examples of incidents of ownership include the right to:

.. change beneficiaries,

.. assign the Contract,

.. revoke an assignment,

.. pledge the Contract, or

.. obtain a Contract loan.

If you are Owner and Insured under the Contract, and you transfer all incidents of ownership in the Contract, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Contract or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Contract may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Contract in any of these arrangements, you should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.


MODIFIED ENDOWMENT CONTRACTS

A life insurance policy is treated as a "modified endowment contract" under
Section 7702A of the Tax Code if it meets the definition of life insurance in
Section 7702, but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A. The large single premium permitted under the Contract (which is equal to 100% of the "Guideline Single Premium" as defined in Section 7702 of the Code) does not meet the specific computational rules for the seven pay test provided in Section 7702A. Therefore, the Contract will generally be treated as a modified endowment contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a modified endowment contract will not cause the new policy to be a modified endowment contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a modified endowment contract for a new life insurance policy will always cause the new policy to be a modified endowment contract.

If a contract is classified as a modified endowment contract, the death benefit may still qualify for the exclusion from gross income, and increased in the contract value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Contract loan (including unpaid loan interest that is added to the loan balance) from a modified endowment contract, or assign or pledge any part of the value of the Contract, such amount is treated as a distribution. Withdrawals and distributions from a modified endowment contract made before the insured's death, are treated as taxable income first, then as recovery of investment in the contract. The Taxable portion of any distribution from a modified endowment contract is subject to an additional 10% penalty tax, except as follows:

.. distributions made on or after the date on which the taxpayer attains age 59
  1/2;

.. distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

.. any distribution that is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All modified endowment contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any distributions.


DIVERSIFICATION REQUIREMENTS
For a Contract to be treated as a variable life insurance policy for federal tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the contract value over the investment in the Contract. Although the Company does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT
The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause an investor to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Variable Account assets. For example, you have the choice to allocate premiums and contract values among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. The Company does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the

Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, we may quote performance information for the Variable Account Funds of the Separate Account in advertisements, sales literature, or reports to Contract Owners or prospective investors. We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical investor's cash value or death benefit. We also may present the yield or total return of the Variable Account based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the Variable Account, or the Funds in which it invests. The performance information shown may reflect the deduction of only some of the applicable charges to the Contract. We may, for example, exclude the deduction of one or more charges, such as the premium tax charge or withdrawal charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges.

We may compare the Variable Account AA's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications. We also may advertise ratings of the Company's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Performance information for the Variable Account reflects the performance of a hypothetical Contract and are not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance.


ADDITIONAL INFORMATION ABOUT THE COMPANY
--------------------------------------------------------------------------------

The Company also acts as the sponsor for two other of its separate accounts that are registered investment companies: Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II. The officers and employees of the Company are covered by a fidelity bond in the amount of $5,000,000. No person beneficially owns more than 5% of the outstanding voting stock of The Allstate Corporation, of which the Company is an indirect wholly owned subsidiary.


EXECUTIVE OFFICERS AND DIRECTORS OF THE COMPANY
The directors and executive officers of the Company are listed below, together with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations).


THOMAS J. WILSON, II, President, Chief Executive Officer, and Director (1999)*

Also Director and Senior Vice President (1995-Present), and Chief Financial Officer (1995-1998) of Allstate Insurance Co.; Director (1999-Present) of ALFS, Inc.; Director (1995-Present), President (1999-Present), and Chairman of the Board (2000-Present) of Allstate Life Insurance Co.; Director (1999-Present), President (1998-Present), and Chairman of the Board (2000-Present) of Allstate Life Insurance Co. of New York; Director and President (1999-Present), Chief Executive Officer (2000-Present), Chief Operating Officer and Vice Chairman
(1999) of NORTHBROOK LIFE INSURANCE COMPANY; Director, Chairman of the Board, and Chief Executive Officer (1999-Present) of Lincoln Benefit Life Company; Director, Chairman of the Board, and Chief Executive Officer (1999-Present) of Surety Life Insurance Company; Director (1999-Present) of American Heritage Life Insurance Co.; Director and President (1999-Present) of American Heritage Life Investment Corporation; Director and President (1999-Present), Chairman of the Board (2000-Present) of Charter National Life Insurance Co.; Director and President (1999-Present), Chief Executive Officer (2000-Present) of Intramerica Life Insurance Co.; Managing Director (1999-Present) of LSA Asset Management, LLC; Director and Chairman of the Board (1999) of Laughlin Group Holdings, Inc.; Director (1999-Present) of AFD, Inc.; Director (2000-Present) of AFDW, Inc.; Director (2000-Present) of Allstate Assignment Company; President and Manager (1999-Present) Allstate Financial Advisors, LLC; Manager (2000-Present) Allstate Financial Services, LLC; Director and President (1999-Present), Chairman of the Board (2000-Present) of Allstate Settlement Corporation; and Director, President, and Chairman of the Board (2001) of Provident National Assurance Company.

MICHAEL J. VELOTTA, Vice President, Secretary, General Counsel (1993)*, and Director (1992)*

Also Director and Secretary (1993-Present) of ALFS, Inc.; Director (1992-Present), Secretary and General

Counsel (1993-Present), Senior Vice President (1999-Present), and Vice President (1993-1999) of Allstate Life Insurance Company; Director (1992-Present), Vice President, Secretary, and General Counsel (1993-Present) of NORTHBROOK LIFE INSURANCE COMPANY; Director (1992-1997), Vice President, Secretary and General Counsel (1993-1997) of Glenbrook Life Insurance Company; Director (1992-Present), Vice President, Secretary and General Counsel (1993-Present) of NORTHBROOK LIFE INSURANCE COMPANY; Director (1993-Present), Assistant Secretary (1995-Present), and Assistant General Counsel (2000-Present) of Lincoln Benefit Life Company; Director (1993-Present), Assistant Secretary (1995-Present), and Assistant General Counsel (2000-Present) of Surety Life Insurance Company; Director and Secretary (1999-Present) of AFD, Inc.; Director and Secretary (2000-Present) of AFDW, Inc.; Director, Vice President, and Secretary (2000-Present) of Allstate Assignment Company; Assistant Secretary (1999-2000) of Allstate Distributors, LLC; Manager, Secretary, and General Counsel (1999-Present) of Allstate Financial Advisors, LLC; Vice President and Secretary (1999-Present), Manager (2000-Present), and General Counsel (1999-2000) of Allstate Financial Services, LLC; Vice President, Assistant Secretary, and Assistant General Counsel (1999-Present), and Assistant Vice President (1998-1999) of Allstate Insurance Company; Director (1993-Present) and Secretary (1994-Present) of Allstate Settlement Corporation; Director, Vice President, Secretary, and General Counsel (1999-Present) of Charter National Life Insurance Company; Director, Vice President, Secretary, and General Counsel (1999-Present) of Intramerica Life Insurance Company; Managing Director, Secretary, and General Counsel (1999-Present) of LSA Asset Management, LLC; Director and Secretary (1995-2000) and General Counsel (1997-2000) of Laughlin Group Holdings, Inc.; and Director, Secretary, and General Counsel (2001) of Provident National Assurance Company.

JOHN R. HUNTER, Vice President (1999)*

Also Vice President (1999-Present) and Assistant Vice President (1990-1999) of Allstate Life Insurance Company; Vice President (2000-Present) and Assistant Vice President (1996-1998) of NORTHBROOK LIFE

INSURANCE COMPANY; President and Chief Executive Officer (1998-Present) and Director (1999-Present) of ALFS, Inc.; Director (1996-1997) of Glenbrook Life Insurance Company; Vice President (1999-Present), Director (1996-2000), Senior Vice President (1995-1999), and Senior Vice President - Product Management (1995-1997) of NORTHBROOK LIFE INSURANCE COMPANY; Director and President (1999-Present) of AFD, Inc.; President (2000-Present) of AFDW, Inc.; Managing Director and Executive Committee Member (1999) of Allstate Distributors, LLC; Manager (1999-2000) of Allstate Financial Services, LLC; Vice President (1999-Present) and Director (1999-2000) of Charter National Life Insurance Company; Vice President (2000-Present) and Director (1999-2000) of Intramerica Life Insurance Company; Managing Director and President (1999-Present) of LSA Asset Management, LLC; and Director (1996-2000) of Laughlin Group Holdings, Inc.

MARLA G. FRIEDMAN, Vice President (1996)* and Director (2000)*

Also Director (1991-Present), Senior Vice President (1999-Present), and Vice President (1998-1999) of Allstate Life Insurance Company; Director (1993-1996) of ALFS, Inc.; Director (1997-Present), Vice President (1997-Present), and Assistant Vice President (1996-1997) of NORTHBROOK LIFE INSURANCE COMPANY; Director (1995-1996) of Allstate Settlement Corporation; Director (1991-1996), President and Chief Operating Officer (1995-1996), and Vice President (1996-1997) of Glenbrook Life Insurance Company; Director (2000-Present) and (1992-1996), President and Chief Operating Officer (1995-1996) and Vice President (1996-Present) of NORTHBROOK LIFE INSURANCE COMPANY; Director and Vice Chairman of the Board (1995-1996) of Laughlin Group Holdings, Inc.; Director and Vice President (1999-Present) of Charter National Life Insurance Company; Director and Vice President (1999-Present) of Intramerica Life Insurance Company; and Director and Senior Vice President (2001) of Provident National Assurance Company.

KAREN C. GARDNER, Vice President (1996)*

Also Vice President - Tax (2000-Present) of Allstate Financial Services, LLC; Vice President (1996-Present) of Allstate Insurance Company; Vice President (1997-1998) of ALFS, Inc.; Vice President (1996-Present) of Allstate Life Insurance Company; Vice President (1996-Present) of NORTHBROOK LIFE INSURANCE COMPANY; Assistant Vice President (1996-Present) of Lincoln Benefit Life Company; Vice President (1999-Present) of NORTHBROOK LIFE INSURANCE COMPANY; Assistant Vice President (1996-Present) of Surety Life Insurance Company; Vice President (1999-Present) of AFD, Inc.; Vice President (2000-Present) of AFDW, Inc.; Vice President (2000-Present) of Allstate Assignment Company; Vice President (1999-Present) of Allstate Distributors, LLC; Vice President (2000-Present) of Allstate Settlement Corporation; Assistant Vice President (1999-Present) of American Heritage Life Investment Corporation; Vice President (1999-Present) of Charter National Life Insurance Company; Vice President (1996-1997) of Glenbrook Life Insurance Company; Vice President (1999-Present) of Intramerica Life Insurance Company; Vice President (1996-2000) of Laughlin Group Holdings, Inc.; and Vice President - Tax (2001) of Provident National Assurance Company.

KEVIN R. SLAWIN, Vice President (1996)*

Also Assistant Vice President and Assistant Treasurer (1995-1996) of Allstate Insurance Company; Director (1996-Present) and Assistant Treasurer (1995-1996) of

ALFS, Inc.; Director (1996-Present), Senior Vice President (1999-Present), Vice President (1996-1999), and Assistant Treasurer (1995-1996) of Allstate Life Insurance Company; Director and Vice President (1996-2000), and Assistant Treasurer (1995-1996) of NORTHBROOK LIFE INSURANCE COMPANY; Director and Vice President (1996-1997), and Assistant Treasurer (1995-1996) of Glenbrook Life Insurance Company; Vice President (1996-Present), Director (1998-2000), and Assistant Treasurer (1995-1996) of NORTHBROOK LIFE

INSURANCE COMPANY; Director (1996-2000) and Assistant Treasurer (1995-1996) of Laughlin Group Holdings, Inc.; Director (1996-Present) of Lincoln Benefit Life Company; Director (1996-Present) of Surety Life Insurance Company; Director (1999-Present) of AFD, Inc.; Director and Vice President (2000-Present) of Allstate Assignment Company; Manager (1999-Present) of Allstate Financial Advisors, LLC; Director and Vice President (1996-Present), and Assistant Treasurer (1995-1996) of Allstate Settlement Corporation; Vice President (1999-Present) and Director (1999-2000) of Charter National Life Insurance Company; Director and Vice President (1999-2000) of Intramerica Life Insurance Company; and Managing Director (1999-2000) of LSA Asset Management, LLC;

CASEY J. SYLLA, Chief Investment Officer (1995)*

Also Director, Senior Vice President, and Chief Investment Officer (1995-Present) of Allstate Insurance Company; Director and Chief Investment Officer (1995-Present) of Allstate Life Insurance Company; Chief Investment Officer (1995-Present) of NORTHBROOK LIFE

INSURANCE COMPANY; Chief Investment Officer (1995-1997) of Glenbrook Life Insurance Company; Chief Investment Officer (1995-Present) of NORTHBROOK LIFE

INSURANCE COMPANY; Chief Investment Officer (2000-Present) of Allstate Assignment Company; Chief Investment Officer (1995-Present) of Allstate Settlement Corporation; Chief Investment Officer (1999-Present) and Director (1999-2000) of Charter National Life Insurance Company; Chief Investment Officer (1999-Present) of Intramerica Life Insurance Company; and Chief Investment Officer (2001) of Provident National Assurance Company.

JAMES P. ZILS, Treasurer (1995)*

Also Vice President and Treasurer (1995-Present) of Allstate Insurance Company; Assistant Treasurer (2000-Present) and Treasurer (1995-2000) of ALFS, Inc.; Treasurer (1995-Present) of Allstate Life Insurance Company; Treasurer (1995-Present) of NORTHBROOK LIFE

INSURANCE COMPANY; Treasurer (1995-1997) of Glenbrook Life Insurance Company; Treasurer (1995-Present) of NORTHBROOK LIFE INSURANCE COMPANY; Treasurer (1995-2000) of Laughlin Group Holdings, Inc.; Assistant Treasurer (2000-Present) and Treasurer (2000) of AFD, Inc.; Treasurer (2000-Present) of AFDW, Inc.; Treasurer (2000) of Allstate Assignment Company; Assistant Treasurer (2000-Present) and Treasurer (1999-2000) of Allstate Distributors, LLC; Treasurer (1999-Present) of Allstate Financial Advisors, LLC; Assistant Treasurer (1999-Present) of Allstate Financial Services, LLC; Treasurer (1995-Present) of Allstate Settlement Corporation; Assistant Treasurer (2000-Present) of American Heritage Life Insurance Company; Treasurer (1999-Present) of American Heritage Life Investment Corporation; Treasurer (1999-Present) of Charter National Life Insurance Company; Assistant Treasurer (2000-Present) of Columbia Universal Life Insurance Company; Assistant Treasurer (2000-Present) of Concord Heritage Life Insurance Company, Inc.; Treasurer (1999-Present) of Intramerica Life Insurance Company; Assistant Treasurer (2000-Present) of Keystone State Life Insurance Company; Treasurer (1999-Present) of LSA Asset Management, LLC.; Assistant Treasurer (1999-Present) of Lincoln Benefit Life Company; Treasurer (2001) of Provident National Assurance Company; and Assistant Treasurer (1999-Present) of Surety Life Insurance Company.

SAMUEL H. PILCH, Vice President (2000)* and Controller (1999)*

Also Controller (1996-Present), Group Vice President (1999-Present), and Vice President (1996-1999) of Allstate Insurance Company; Vice President (2000-Present) and Controller (1999-Present) of Allstate Life Insurance Company; Controller (1999-Present) of NORTHBROOK LIFE INSURANCE COMPANY; Controller (1999-Present) and Vice President (2000-Present) of NORTHBROOK LIFE INSURANCE COMPANY; Vice President and Controller (2000-Present) of Allstate Assignment Company; Vice President (2000-Present) and Controller (1999-Present) of Allstate Settlement Corporation; Vice President (1999-Present) of American Heritage Life Investment Corporation; Controller (1999-Present) and Vice President (2000-Present) of Charter National Life Insurance Company; Controller (2000-Present) of Columbia Universal Life Insurance Company; Controller (1999-Present) of Intramerica Life Insurance Company; Vice President and Controller (2000-Present) of Lincoln Benefit Life Company; Controller (2001) of Provident National Assurance Company; and Vice President and Controller (2000-Present) of Surety Life Insurance Company.

MARGARET G. DYER, Director (2000)*

Also Director (2000-Present) of Allstate Assignment Company; Director and Senior Vice President (1999-Present) of Allstate Life Insurance Company; Director (2000-Present) of NORTHBROOK LIFE INSURANCE COMPANY; Director (2000-Present) of Allstate Settlement Corporation; Director (2000-Present) of Charter National Life Insurance Company; Director (2000-Present) of NORTHBROOK LIFE INSURANCE COMPANY; Director (2000-Present) of Intramerica Life Insurance Company; and Director and Senior Vice President (2001) of Provident National Assurance Company.

JOHN C. LOUNDS, Director (2000)*

Also Manager (1999-Present) of Allstate Financial Advisors, LLC; Director (1994-Present), Senior Vice President (1999-Present), and Vice President (1994-1999) of Allstate Life Insurance Company; Director (2000-Present) of NORTHBROOK LIFE INSURANCE COMPANY; Director (1994-Present), Senior Vice President (1999-Present), and President (1994-1999) of Allstate Settlement Corporation; Director and Vice President (1999-Present) of Charter National Life Insurance Company; Director (2000-Present) of NORTHBROOK LIFE

INSURANCE COMPANY; Director (2000-Present) of Intramerica Life Insurance Company; Director (1995-2000) and Vice President (1997-2000) of Laughlin Group Holdings, Inc.; and Director and Senior Vice President (2001) of Provident National Assurance Company.

JOHN K. MCCARTHY, Director (2000)*

Also Director (2000-Present) of AFDW, Inc.; Manager (2000-Present) of Allstate Financial Services, LLC; Director and Senior Vice President (2000-Present) of Allstate Life Insurance Company; Director (2000-Present) of NORTHBROOK LIFE INSURANCE COMPANY; Director (2000-Present) of Charter National Life Insurance Company; Director (2000-Present) of NORTHBROOK LIFE INSURANCE COMPANY; Director (2000-Present) of Intramerica Life Insurance Company; Director (2000-Present) of Lincoln Benefit Life Company; Director and Senior Vice President (2001) of Provident National Assurance Company; and Director (2000-Present) of Surety Life Insurance Company.

STEVIN E. SHEBIK, Vice President and Director (2001)*

 LINCOLN BENEFIT LIFE COMPANY, DIRECTOR 2001-PRESENT; SURETY LIFE INSURANCE COMPANY, DIRECTOR 2001-PRESENT; ALLSTATE ASSIGNMENT COMPANY, DIRECTOR 2001-PRESENT; ALLSTATE LIFE INSURANCE COMPANY, DIRECTOR 2001-PRESENT, SENIOR VICE PRESIDENT 2001-PRESENT; ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK, DIRECTOR 2001-PRESENT, VICE PRESIDENT 2001-PRESENT; ALLSTATE SETTLEMENT CORPORATION, DIRECTOR 2001-PRESENT; AMERICAN HERITAGE LIFE INSURANCE COMPANY, DIRECTOR 2001-PRESENT; CHARTER NATIONAL LIFE INSURANCE COMPANY, DIRECTOR 2001-PRESENT; COLUMBIA UNIVERSAL LIFE INSURANCE COMPANY, DIRECTOR 2001-PRESENT, VICE PRESIDENT AND CHIEF FINANCIAL OFFICER 2001-PRESENT; GLENBROOK LIFE AND ANNUITY COMPANY, DIRECTOR 2001-PRESENT, VICE PRESIDENT 2001-PRESENT; INTRAMERICA LIFE INSURANCE COMPANY, DIRECTOR 2001-PRESENT, VICE PRESIDENT 2001-PRESENT; NORTHBROOK LIFE INSURANCE COMPANY, DIRECTOR 2001-PRESENT, VICE PRESIDENT 2001-PRESENT; ALLSTATE ASSURANCE COMPANY, DIRECTOR 2001-PRESENT, SENIOR VICE PRESIDENT 2001-PRESENT. . ALFS, INC., ASSISTANT TREASURER 1996-1997; ALLSTATE COUNTY MUTUAL INSURANCE COMPANY, ASSISTANT TREASURER 1996-1997; ALLSTATE ENTERPRISES, INC., ASSISTANT TREASURER 1996-1997; ALLSTATE FIRE AND CASUALTY INSURANCE COMPANY, ASSISTANT TREASURER 1996-1997; ALLSTATE FLORIDIAN INDEMNITY COMPANY, ASSISTANT TREASURER 1997-1998; ALLSTATE INSURANCE COMPANY, ASSISTANT VICE PRESIDENT 1995-1998, VICE PRESIDENT 1999-2001; ALLSTATE INTERNATIONAL, INC., ASSISTANT TREASURER 1996-1997; ALLSTATE INVESTMENT MANAGEMENT COMPANY, ASSISTANT TREASURER 1996-1997; ALLSTATE MOTOR CLUB, INC., ASSISTANT TREASURER 1996-1997; ALLSTATE PROPERTY AND CASUALTY INSURANCE COMPANY, ASSISTANT TREASURER 1996-1997; DEERBROOK INSURANCE COMPANY, ASSISTANT TREASURER 1996-1997; DIRECT MARKETING CENTER INC., ASSISTANT TREASURER 1996-1997; ROADWAY PROTECTION AUTO CLUB, INC., ASSISTANT TREASURER 1996-1997; TECH-COR, INC., ASSISTANT TREASURER 1996-1997; THE ALLSTATE CORPORATION, ASSISTANT TREASURER 1996-1997; THE ALLSTATE FOUNDATION, ASSISTANT TREASURER 1996-1997; THE NORTHBROOK CORPORATION, ASSISTANT TREASURER 1996-1997.

*Date elected/appointed to current office.




LEGAL PROCEEDINGS
From time to time the Company is involved in pending or threatened litigation in the normal course of its business in which claims for monetary damages are asserted. Management, after consultation with legal counsel, does not anticipate the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition of the Company or the Variable Account.


LEGAL MATTERS
Foley & Lardner , Washington, D.C., has advised the Company on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue such Contracts under state insurance law have been passed upon by Michael J. Velotta, General Counsel of the Company.


REGISTRATION STATEMENT
A registration statement has been filed with the SEC under the Securities Act of 1933, as amended. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Variable Account, the Funds, the Company, and the Contracts. The exhibits filed with this registration statement include hypothetical illustrations of the Contract that show how the Death Benefit, Account Value and Cash Surrender Value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to annual rates of 0%, 6%, and 12%, an initial premium of $10,000, Insureds in the standard rating class, and based on current and guaranteed

Contract charges.


EXPERTS

The financial statements of NORTHBROOK as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and related financial statement schedule, included in this prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The financial statements of the Variable Account as of December 31, 2001, and for each of the periods in the three years then ended included in this prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


Actuarial matters included in the Company's registration statement including the hypothetical Policy illustrations, have been examined by Dean Way, Actuary of the Company and are included in reliance upon his opinion as to their reasonableness.


FINANCIAL INFORMATION

The financial statements of the Variable Account as of December 31, 2001 and each of for the periods in the three years then ended, the financial statements of NORTHBROOK as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of NORTHBROOK included herein should be considered only as bearing upon the ability of NORTHBROOK to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
NORTHBROOK LIFE INSURANCE COMPANY:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Northbrook Life Insurance Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002

                       NORTHBROOK LIFE INSURANCE COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
REVENUES
  Net investment income.....................................   $6,098     $6,802     $6,010
  Realized capital gains and losses.........................       95       (230)       510
                                                               ------     ------     ------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............    6,193      6,572      6,520
Income Tax Expense..........................................    2,159      2,293      2,264
                                                               ------     ------     ------
NET INCOME..................................................    4,034      4,279      4,256
                                                               ------     ------     ------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    1,181      2,663     (4,802)
                                                               ------     ------     ------
COMPREHENSIVE INCOME (LOSS).................................   $5,215     $6,942     $ (546)
                                                               ======     ======     ======

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                        STATEMENTS OF FINANCIAL POSITION

                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2001          2000
                                                              -----------   -----------
                                                              (IN THOUSANDS, EXCEPT PAR
                                                                     VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $88,263 and $91,141).....................................  $   91,969    $   93,030
  Short-term................................................       5,746         3,859
                                                              ----------    ----------
  Total investments.........................................      97,715        96,889
Receivable from affiliates, net.............................         202            --
Reinsurance recoverable from Allstate Life Insurance
  Company...................................................   2,046,987     1,975,150
Other assets................................................       2,561         4,817
Separate Accounts...........................................   6,236,902     7,614,673
                                                              ----------    ----------
      TOTAL ASSETS..........................................  $8,384,367    $9,691,529
                                                              ==========    ==========
LIABILITIES
Contractholder funds........................................  $1,896,647    $1,826,062
Reserve for life-contingent contract benefits...............     150,349       149,111
Current income taxes payable................................       2,057         2,078
Deferred income taxes.......................................       2,994         2,279
Payable to affiliates, net..................................          --         7,123
Separate Accounts...........................................   6,236,902     7,614,673
                                                              ----------    ----------
      TOTAL LIABILITIES.....................................   8,288,949     9,601,326
                                                              ----------    ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 25,000 shares authorized,
  issued and outstanding....................................       2,500         2,500
Additional capital paid-in..................................      56,600        56,600
Retained income.............................................      33,909        29,875
Accumulated other comprehensive income:
  Unrealized net capital gains and losses...................       2,409         1,228
                                                              ----------    ----------
      Total accumulated other comprehensive income..........       2,409         1,228
                                                              ----------    ----------
      TOTAL SHAREHOLDER'S EQUITY............................      95,418        90,203
                                                              ----------    ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............  $8,384,367    $9,691,529
                                                              ==========    ==========

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
COMMON STOCK................................................  $ 2,500    $ 2,500    $ 2,500
                                                              -------    -------    -------
ADDITIONAL CAPITAL PAID IN..................................   56,600     56,600     56,600
                                                              -------    -------    -------
RETAINED INCOME
Balance, beginning of year..................................   29,875     29,596     25,340
Net income..................................................    4,034      4,279      4,256
Dividends...................................................       --     (4,000)        --
                                                              -------    -------    -------
Balance, end of year........................................   33,909     29,875     29,596
                                                              -------    -------    -------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................    1,228     (1,435)     3,367
Change in unrealized net capital gains and losses...........    1,181      2,663     (4,802)
                                                              -------    -------    -------
Balance, end of year........................................    2,409      1,228     (1,435)
                                                              -------    -------    -------
    TOTAL SHAREHOLDER'S EQUITY..............................  $95,418    $90,203    $87,261
                                                              =======    =======    =======

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  4,034   $  4,279   $  4,256
Adjustments to reconcile net income to net cash (used in)
 provided by operating activities:
    Amortization and other non-cash items...................       684        756        559
    Realized capital gains and losses.......................       (95)       230       (510)
    Changes in:
      Life-contingent contract benefits and contractholder
       funds................................................       (14)         5        (68)
      Income taxes payable..................................        58          7        355
      Payable to affiliates.................................    (7,325)     1,133       (596)
      Other operating assets and liabilities................     1,432        (31)     1,520
                                                              --------   --------   --------
    Net cash (used in) provided by operating activities.....    (1,226)     6,379      5,516
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    13,493      6,780     17,992
  Investment collections....................................     4,317      2,933      6,555
  Investments purchases.....................................   (14,697)   (11,561)   (32,050)
  Change in short-term investments, net.....................    (1,887)      (552)     2,008
                                                              --------   --------   --------
    Net cash provided by (used in) investing activities.....     1,226     (2,400)    (5,495)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid..............................................        --     (4,000)        --
                                                              --------   --------   --------
    Net cash used in financing activities...................        --     (4,000)        --
                                                              --------   --------   --------

NET (DECREASE) INCREASE IN CASH.............................        --        (21)        21
CASH AT BEGINNING OF YEAR...................................        --         21         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $     --   $     --   $     21
                                                              ========   ========   ========

                       See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Northbrook Life Insurance Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

To conform with the 2001 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets a diversified group of products to meet consumer's lifetime needs in the area of protection and retirement solutions exclusively through Morgan Stanley DW, Inc., ("MSDW") (see Note 4), a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Northbrook Life Insurance Company's products include interest-sensitive life, including single premium life and variable life; fixed annuities including market value adjusted annuities; immediate annuities; and variable annuities.

In 2001, substantially all of the Company's statutory premiums and deposits were from annuities. Statutory premiums and deposits is a measure used by management to analyze sales trends. Statutory premiums and deposits includes premiums and annuity considerations determined in conformity with statutory accounting practices prescribed or permitted by the insurance regulatory authorities of the state of Arizona, and all other funds received from customers on deposit-type products which are treated as liabilities. The statutory accounting practices differ in certain, material aspects from GAAP.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, under current U.S. tax law and regulations, deferred and immediate annuities and life insurance, including interest-sensitive products, receive favorable policyholder tax treatment. Any legislative or regulatory changes that adversely alter this treatment are likely to negatively affect the demand for these products. In addition, recent changes in the federal estate tax laws will affect the demand for the types of life insurance used in estate planning.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and investment products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for statutory premiums and deposits for the Company were California, Florida, and Texas for the year ended December 31, 2001. No other jurisdiction accounted for more than 5% of statutory premiums and deposits.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on portfolio trading and write-downs in value due to other than temporary declines in fair value.

The Company monitors its fixed income portfolios for ratings changes or other events that may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration for and extent to which the fair value has been less than cost; and
3) the financial condition and near-term prospects of the issuer.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (See Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable are regularly evaluated by the Company.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy.

Interest-sensitive life contracts, such as single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the contract balance. Contract benefits include life-contingent benefit payments in excess of the reserves held.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and surrender charges. These revenues are recognized when levied against the contractholder account balance.

Interest credited to contractholders' funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

Separate Account products include variable annuity and variable life contracts. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred for Separate Accounts include, for example, guaranteed minimum death benefits paid on variable annuity contracts.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The assets and liabilities related to variable annuity and variable life contracts are legally segregated and reflected as Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

accrue directly to the contractholders and therefore, are not included in the Company's statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense charges and are ceded to ALIC.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS
In December 2001, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the results of operations or financial position.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contracholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under the terms of the reinsurance agreements.

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                      YEAR ENDED DECEMBER 31,
                                    2001        2000        1999
(IN THOUSANDS)                    --------    --------    --------
Premiums                          $    977    $    289    $  2,966
Contract charges                   108,600     124,250     118,290
Credited interest, policy
 benefits, and certain
 expenses                          217,500     224,265     222,513

BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $32.4 million, $22.0 million and $33.9 million in 2001, 2000 and 1999, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

INCOME TAXES
The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT
The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

outstanding for the Company under the intercompany loan agreement at December 31, 2001 and 2000, respectively.

4.  EXCLUSIVE DISTRIBUTION AGREEMENT
The Company has a strategic alliance with MSDW to develop, market and distribute proprietary insurance products through Morgan Stanley Dean Witter Financial Advisors. Affiliates of MSDW are the investment managers for the Morgan Stanley Dean Witter Variable Investment Series and the Universal Institutional
Funds, Inc., the funds in which certain assets of the Separate Accounts products are invested. Under the terms of the alliance, the Company has agreed to use MSDW as an exclusive distribution channel for the Company's products. In addition to the Company's products, MSDW markets other products that compete with those of the Company.
Pursuant to the alliance agreement, MSDW provides approximately half of the statutory capital necessary to maintain these products on the Company's books through loans to a subsidiary of AIC. AIC unconditionally guarantees the repayment of these loans and interest thereon issued to MSDW under terms of a distribution agreement to the Northbrook Corporation. Under a reinsurance agreement with ALIC, the assets of this alliance are held in a trust. The Company shares approximately half the net profits with MSDW on contracts written under the alliance.

The strategic alliance is cancelable for new business by either party by giving 30 days written notice, however, the Company believes the benefits derived by MSDW will preserve the alliance.

5.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                             GROSS
                                          UNREALIZED
                          AMORTIZED   -------------------     FAIR
  AT DECEMBER 31, 2001      COST       GAINS      LOSSES     VALUE
  --------------------    ---------   --------   --------   --------
(IN THOUSANDS)
U.S. government and
  agencies                 $20,129     $1,120     $  (3)    $21,246
Municipal                    1,030          2        (3)      1,029
Corporate                   53,326      1,926      (249)     55,003
Mortgage-backed
  securities                13,372        948       (53)     14,267
Foreign government             406         18        --         424
                           -------     ------     -----     -------
  Total fixed income
   securities              $88,263     $4,014     $(308)    $91,969
                           =======     ======     =====     =======

  AT DECEMBER 31, 2000
  --------------------
U.S. government and
  agencies                 $10,778     $1,193     $  --     $11,971
Municipal                    1,095          4       (38)      1,061
Corporate                   59,449        656      (720)     59,385
Mortgage-backed
  securities                19,413        958      (186)     20,185
Foreign government             406         22        --         428
                           -------     ------     -----     -------
  Total fixed income
   securities              $91,141     $2,833     $(944)    $93,030
                           =======     ======     =====     =======

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2001:

                                           AMORTIZED     FAIR
                                             COST       VALUE
(IN THOUSANDS)                             ---------   --------
Due in one year or less                     $ 5,757    $ 5,888
Due after one year through five years        28,486     29,945
Due after five years through ten years       26,843     27,087
Due after ten years                          13,805     14,782
                                            -------    -------
                                             74,891     77,702
Mortgage-backed securities                   13,372     14,267
                                            -------    -------
  Total                                     $88,263    $91,969
                                            =======    =======

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

      YEAR ENDED DECEMBER 31,           2001       2000       1999
      -----------------------         --------   --------   --------
(IN THOUSANDS)
Fixed income securities                $6,036     $6,635     $5,881
Short-term investments                    253        249        261
                                       ------     ------     ------
  Investment income, before expense     6,289      6,884      6,142
  Investment expense                      191         82        132
                                       ------     ------     ------
  Net investment income                $6,098     $6,802     $6,010
                                       ======     ======     ======

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

        YEAR ENDED DECEMBER 31,             2001       2000       1999
        -----------------------           --------   --------   --------
(IN THOUSANDS)
Fixed income securities                     $ 95      $(230)     $ 510
                                            ----      -----      -----
  Realized capital gains and losses           95       (230)       510
  Income taxes                               (33)        80       (178)
                                            ----      -----      -----
  Realized capital gains and losses,
   after tax                                $ 62      $(150)     $ 332
                                            ====      =====      =====

Excluding calls and prepayments, gross gains of $203 thousand, $78 thousand and $629 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively, and gross losses of $108 thousand, $308 thousand and $119 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2001 are as follows:

                                                     GROSS
                         COST/                    UNREALIZED
                       AMORTIZED     FAIR     -------------------   UNREALIZED
                         COST       VALUE      GAINS      LOSSES    NET GAINS
(IN THOUSANDS)         ---------   --------   --------   --------   ----------
Fixed income
 securities             $88,263    $91,969     $4,014     $(308)     $ 3,706
                        =======    =======     ======     =====
Deferred income taxes                                                 (1,297)
                                                                     -------
Unrealized net
 capital gains and
 losses                                                              $ 2,409
                                                                     =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

      YEAR ENDED DECEMBER 31,          2001       2000       1999
      -----------------------        --------   --------   --------
(IN THOUSANDS)
Fixed income securities               $1,817    $ 4,096    $(7,387)
Deferred income taxes                   (636)    (1,433)     2,585
                                      ------    -------    -------
Increase (decrease) in unrealized
 net capital gains and losses         $1,181    $ 2,663    $(4,802)
                                      ======    =======    =======

SECURITIES ON DEPOSIT
At December 31, 2001, fixed income securities with a carrying value of $6.4 million were on deposit with regulatory authorities as required by law.

6.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2001                      2000
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
(IN THOUSANDS)         ----------   ----------   ----------   ----------
Fixed income
 securities            $   91,969   $   91,969   $   93,030   $   93,030
Short-term                  5,746        5,746        3,859        3,859
Separate Accounts       6,236,902    6,236,902    7,614,673    7,614,673

Fair values for exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2001                      2000
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
(IN THOUSANDS)         ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $1,721,592   $1,708,679   $1,652,039   $1,644,231
Separate Accounts       6,236,902    6,236,902    7,614,673    7,614,673

Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities and immediate annuities without life contingencies are valued at the account balance less

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate Accounts liabilities are carried at the fair value of the underlying assets.

7.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS
At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                             2001       2000
(IN THOUSANDS)                             --------   --------
Immediate annuities:
  Structured settlement annuities          $108,911   $108,441
  Other immediate annuities                  41,438     40,670
                                           --------   --------
  Total Reserve for life-contingent
   contract benefits                       $150,349   $149,111
                                           ========   ========

The assumptions for mortality generally utilized in calculating reserves include the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; and the 1983 group annuity mortality table for other immediate annuities. Interest rate assumptions vary from 3.0% to 10.0% for immediate annuities. Other estimation methods used include the present value of contractually fixed future benefits for structured settlement annuities and other immediate annuities.

Premium deficiency reserves are established, if necessary, for the immediate annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 2001 and 2000.

At December 31, Contractholder funds consists of the following:

                                           2001         2000
(IN THOUSANDS)                          ----------   ----------
Interest-sensitive life                 $  175,011   $  171,192
Fixed annuities:
  Immediate annuities                       69,857       66,051
  Deferred annuities                     1,651,779    1,588,819
                                        ----------   ----------
  Total Contractholder funds            $1,896,647   $1,826,062
                                        ==========   ==========

Contractholder funds are equal to deposits received and interest credited for the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Interest rates credited range from 5.8% to 6.3% for interest-sensitive life contracts; 3.2% to 10.2% for immediate annuities and 4.3% to 6.8% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and,
ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 49.7% of deferred annuities are subject to a market value adjustment.

8.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance businesses, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time, the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

9.  INCOME TAXES
The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate to ALIC the tax consequences of such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

a separate return, as adjusted for the reinsurance ceded to ALIC.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                 2001       2000
(IN THOUSANDS)                                 --------   --------
DEFERRED LIABILITIES
Difference in tax bases of investments          $1,697     $1,618
Unrealized net capital gains                     1,297        661
                                                ------     ------
  Total deferred liability                      $2,994     $2,279
                                                ======     ======

The components of income tax expense for the year ended December 31, are as follows:

                                        2001       2000       1999
(IN THOUSANDS)                        --------   --------   --------
Current                                $2,080     $2,193     $2,249
Deferred                                   79        100         15
                                       ------     ------     ------
  Total income tax expense             $2,159     $2,293     $2,264
                                       ======     ======     ======

The Company paid income taxes of $2.1 million, $2.3 million and $1.9 million in 2001, 2000 and 1999, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2001       2000       1999
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Tax-exempt income                       (0.1)      (0.1)      (0.1)
Other                                     --         --       (0.2)
                                        ----       ----       ----
Effective income tax rate               34.9%      34.9%      34.7%
                                        ====       ====       ====

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2001, approximately $16 thousand, will result in federal income taxes payable of $6 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10.  STATUTORY FINANCIAL INFORMATION
The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                               SHAREHOLDER'S
                                     NET INCOME                   EQUITY
                           ------------------------------   -------------------
                             2001       2000       1999       2001       2000
(IN THOUSANDS)             --------   --------   --------   --------   --------
Balance per GAAP            $4,034     $4,279     $4,256    $ 95,418   $90,203
Unrealized gain/loss on
 fixed income securities        --         --         --      (3,706)   (1,889)
Deferred income taxes           79        440        895       2,027     1,567
Employee benefits              (29)        --          1       1,040     1,022
Reserves and non-admitted
 assets                        (30)       174       (312)    (13,888)   (5,505)
Other                           28         --         --      11,010    (1,063)
                            ------     ------     ------    --------   -------
Balance per statutory
 accounting practices       $4,082     $4,893     $4,840    $ 91,901   $84,335
                            ======     ======     ======    ========   =======

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Effective January 1, 2001, the State of Arizona required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("codification") subject to any deviations prescribed or permitted by the State of Arizona insurance commissioner.

Accounting changes adopted to the provisions of codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

at that date if the new accounting principles had been applied retroactively for all periods. The Company reported an increase to surplus of $239 thousand effective January 1, 2001 as a result of recognizing a net deferred tax asset.

The NAIC is currently in the process of clarifying and interpreting requirements as the insurance industry implements codification. As the NAIC announces changes and as they are approved by the Arizona Department of Insurance, the impact of the changes will be recorded.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on statutory surplus and statutory net gain from operations, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2002 without prior approval of the Arizona Department of Insurance is $4.1 million. In December of 2000, the Company paid a cash dividend of $4.0 million to ALIC.

RISKED-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2001, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31 are as follows:

                                           2001                              2000                              1999
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
(IN THOUSANDS)                --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
UNREALIZED CAPITAL GAINS AND
  LOSSES:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                   $1,912     $(669)     $1,243      $3,843    $(1,344)    $2,499     $(6,877)    $2,407     $(4,470)
Less: reclassification
  adjustments                      95       (33)         62        (253)        89       (164)        510       (178)        332
                               ------     -----      ------      ------    -------     ------     -------     ------     -------
Unrealized net capital gains
  (losses)                      1,817      (636)      1,181       4,096     (1,433)     2,663      (7,387)     2,585      (4,802)
                               ------     -----      ------      ------    -------     ------     -------     ------     -------
Other comprehensive income
  (loss)                       $1,817     $(636)     $1,181      $4,096    $(1,433)    $2,663     $(7,387)    $2,585     $(4,802)
                               ======     =====      ======      ======    =======     ======     =======     ======     =======

                       NORTHBROOK LIFE INSURANCE COMPANY

                            SCHEDULE IV--REINSURANCE

                                 (IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2001
Life insurance in force.....................................  $450,633   $450,633   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $109,665   $109,665   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $460,143   $460,143   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $124,621   $124,621   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $474,824   $474,824   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $121,351   $121,351   $     --
                                                              ========   ========   ========

------------------------------------------------------------------------------
       NORTHBROOK LIFE
       VARIABLE LIFE SEPARATE
       ACCOUNT A

       FINANCIAL STATEMENTS AS OF DECEMBER 31, 2001
       AND FOR THE PERIODS ENDED DECEMBER 31, 2001,
       DECEMBER 31, 2000 AND DECEMBER 31, 1999, AND
       INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

--------------------------------------------------------------------------------

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Northbrook Life Variable Life Separate Account A (the "Account") as of December 31, 2001, and the related statements of operations and of changes in net assets for each of the periods in the three year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Northbrook Life Variable Life Separate Account A as of
December 31, 2001, and the results of operations for each of the individual sub-accounts and the changes in their net assets for each of the periods in the three year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2002

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS

                                                      MORGAN STANLEY VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                                 ----------------------------------------------------------------
                                                                          COMPETITIVE
                                                 AGGRESSIVE   CAPITAL        EDGE,         DIVIDEND
DECEMBER 31, 2001                                  EQUITY      GROWTH     "BEST IDEAS"      GROWTH       EQUITY
-----------------                                ----------   --------   --------------   ----------   ----------
ASSETS
Investments at fair value......................   $510,511    $636,587      $56,468       $4,760,591   $3,441,780
                                                  --------    --------      -------       ----------   ----------
    Total assets...............................   $510,511    $636,587      $56,468       $4,760,591   $3,441,780
                                                  ========    ========      =======       ==========   ==========
NET ASSETS
Accumulation units.............................   $510,511    $636,587      $56,468       $4,760,591   $3,441,780
                                                  --------    --------      -------       ----------   ----------
    Total net assets...........................   $510,511    $636,587      $56,468       $4,760,591   $3,441,780
                                                  ========    ========      =======       ==========   ==========
FUND SHARE INFORMATION
    Number of shares...........................     50,050      46,602        7,876          353,160      151,888
                                                  ========    ========      =======       ==========   ==========
    Cost.......................................   $706,629    $875,460      $86,108       $6,216,097   $5,740,281
                                                  ========    ========      =======       ==========   ==========

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS

                                                    MORGAN STANLEY VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                                 ------------------------------------------------------------
                                                                GLOBAL
                                                  EUROPEAN     DIVIDEND                  INCOME      MONEY
DECEMBER 31, 2001                                  GROWTH       GROWTH     HIGH YIELD   BUILDER      MARKET
-----------------                                ----------   ----------   ----------   --------   ----------
ASSETS
Investments at fair value......................  $  803,440   $  856,878    $176,920    $487,418   $2,815,354
                                                 ----------   ----------    --------    --------   ----------
    Total assets...............................  $  803,440   $  856,878    $176,920    $487,418   $2,815,354
                                                 ==========   ==========    ========    ========   ==========
NET ASSETS
Accumulation units.............................  $  803,440   $  856,878    $176,920    $487,418   $2,815,354
                                                 ----------   ----------    --------    --------   ----------
    Total net assets...........................  $  803,440   $  856,878    $176,920    $487,418   $2,815,354
                                                 ==========   ==========    ========    ========   ==========
FUND SHARE INFORMATION
    Number of shares...........................      48,081       74,706     133,022      45,939    2,815,354
                                                 ==========   ==========    ========    ========   ==========
    Cost.......................................  $1,116,412   $1,017,159    $543,823    $525,925   $2,815,354
                                                 ==========   ==========    ========    ========   ==========

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS

                                                    MORGAN STANLEY VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                                 -------------------------------------------------------------
                                                 PACIFIC      QUALITY      S&P 500     SHORT-TERM
DECEMBER 31, 2001                                 GROWTH    INCOME PLUS     INDEX         BOND      STRATEGIST
-----------------                                --------   -----------   ----------   ----------   ----------
ASSETS
Investments at fair value......................  $148,696   $1,661,598    $1,345,127    $135,246    $1,202,364
                                                 --------   ----------    ----------    --------    ----------
    Total assets...............................  $148,696   $1,661,598    $1,345,127    $135,246    $1,202,364
                                                 ========   ==========    ==========    ========    ==========
NET ASSETS
Accumulation units.............................  $148,696   $1,661,598    $1,345,127    $135,246    $1,202,364
                                                 --------   ----------    ----------    --------    ----------
    Total net assets...........................  $148,696   $1,661,598    $1,345,127    $135,246    $1,202,364
                                                 ========   ==========    ==========    ========    ==========
FUND SHARE INFORMATION
    Number of shares...........................    37,361      157,497       128,352      13,299        86,253
                                                 ========   ==========    ==========    ========    ==========
    Cost.......................................  $236,309   $1,658,368    $1,587,834    $134,555    $1,428,319
                                                 ========   ==========    ==========    ========    ==========

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS

                                                MORGAN STANLEY
                                                   VARIABLE
                                               INVESTMENT SERIES
                                                 SUB-ACCOUNTS       THE UNIVERSAL INSTITUTIONAL FUNDS, INC. SUB-ACCOUNTS
                                               -----------------   -------------------------------------------------------
                                                                    EMERGING
                                                                     MARKETS       EQUITY      INTERNATIONAL    U.S. REAL
DECEMBER 31, 2001                                  UTILITIES         EQUITY        GROWTH         MAGNUM         ESTATE
-----------------                              -----------------   -----------   -----------   -------------   -----------
ASSETS
Investments at fair value....................     $  815,536        $149,404      $366,871       $134,512       $114,284
                                                  ----------        --------      --------       --------       --------
    Total assets.............................     $  815,536        $149,404      $366,871       $134,512       $114,284
                                                  ==========        ========      ========       ========       ========
NET ASSETS
Accumulation units...........................     $  815,536        $149,404      $366,871       $134,512       $114,284
                                                  ----------        --------      --------       --------       --------
    Total net assets.........................     $  815,536        $149,404      $366,871       $134,512       $114,284
                                                  ==========        ========      ========       ========       ========
FUND SHARE INFORMATION
    Number of shares.........................         55,366          22,535        25,818         14,219          9,461
                                                  ==========        ========      ========       ========       ========
    Cost.....................................     $1,126,152        $269,013      $481,519       $153,053       $111,156
                                                  ==========        ========      ========       ========       ========

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS

                                                                VAN KAMPEN
                                                              LIFE INVESTMENT
                                                                   TRUST
                                                                SUB-ACCOUNT
                                                              ---------------
                                                               LIT EMERGING
DECEMBER 31, 2001                                                 GROWTH
-----------------                                             ---------------
ASSETS
Investments at fair value...................................     $  797,603
                                                                 ----------
    Total assets............................................     $  797,603
                                                                 ==========
NET ASSETS
Accumulation units..........................................     $  797,603
                                                                 ----------
    Total net assets........................................     $  797,603
                                                                 ==========
FUND SHARE INFORMATION
    Number of shares........................................         28,124
                                                                 ==========
    Cost....................................................     $1,170,714
                                                                 ==========

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                                                              MORGAN STANLEY
                                                                 VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                                              ----------------------------------------------
                                                                                                  CAPITAL
                                                                     AGGRESSIVE EQUITY          APPRECIATION
                                                              -------------------------------   ------------
FOR THE YEARS ENDED DECEMBER 31,                                2001        2000     1999(a)      1999(b)
--------------------------------                              ---------   --------   --------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends...................................................  $   2,062   $    147   $    81       $    24
Charges from Northbrook Life Insurance Company:
  Mortality and expense risk................................     (4,805)    (3,864)     (499)          (90)
                                                              ---------   --------   -------       -------
    Net investment income (loss)............................     (2,743)    (3,717)     (418)          (66)
                                                              ---------   --------   -------       -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales.......................................     44,170     85,639       784        48,965
  Cost of investments sold..................................     56,421     80,933       715        50,809
                                                              ---------   --------   -------       -------
    Realized gains (losses) on fund shares..................    (12,251)     4,706        69        (1,844)
Realized gain distributions.................................         --         --        --           594
                                                              ---------   --------   -------       -------
    Net realized gains (losses).............................    (12,251)     4,706        69        (1,250)
Change in unrealized gains (losses).........................   (181,420)   (62,337)   47,639         4,506
                                                              ---------   --------   -------       -------
    Net realized and unrealized gains (losses) on
     investments............................................   (193,671)   (57,631)   47,708         3,256
                                                              ---------   --------   -------       -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...........  $(196,414)  $(61,348)  $47,290       $ 3,190
                                                              =========   ========   =======       =======

(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999

(b) On the close of business on March 19, 1999, Capital Appreciation Sub-Account merged with and into Equity Sub-Account

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                             STATEMENTS OF OPERATIONS

                                                    MORGAN STANLEY VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                             --------------------------------------------------------------------
                                                      CAPITAL GROWTH             COMPETITIVE EDGE, "BEST IDEAS"
                                             --------------------------------   ---------------------------------
FOR THE YEARS ENDED DECEMBER 31,               2001        2000        1999       2001        2000       1999(a)
--------------------------------             ---------   ---------   --------   ---------   ---------   ---------
NET INVESTMENT INCOME (LOSS)
Dividends..................................  $   3,900   $      74   $     29   $    541    $    178     $   --
Charges from Northbrook Life Insurance
 Company:
  Mortality and expense risk...............     (5,928)     (7,641)    (3,588)      (695)       (513)       (30)
                                             ---------   ---------   --------   --------    --------     ------
    Net investment income (loss)...........     (2,028)     (7,567)    (3,559)      (154)       (335)       (30)
                                             ---------   ---------   --------   --------    --------     ------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales......................    255,909     129,553    323,563     40,970       3,537         68
  Cost of investments sold.................    350,116     125,539    300,926     55,340       3,284         66
                                             ---------   ---------   --------   --------    --------     ------
    Realized gains (losses) on fund
     shares................................    (94,207)      4,014     22,637    (14,370)        253          2
Realized gain distributions................     48,785     144,141     56,652      6,136          --         --
                                             ---------   ---------   --------   --------    --------     ------
    Net realized gains (losses)............    (45,422)    148,155     79,289     (8,234)        253          2
Change in unrealized gains (losses)........   (185,091)   (137,695)    54,785    (14,532)    (17,348)     2,240
                                             ---------   ---------   --------   --------    --------     ------
    Net realized and unrealized gains
     (losses) on investments...............   (230,513)     10,460    134,074    (22,766)    (17,095)     2,242
                                             ---------   ---------   --------   --------    --------     ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS................................  $(232,541)  $   2,893   $130,515   $(22,920)   $(17,430)    $2,212
                                             =========   =========   ========   ========    ========     ======

(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                             MORGAN STANLEY VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                   ---------------------------------------------------------------------------
                                            DIVIDEND GROWTH                             EQUITY
                                   ----------------------------------   --------------------------------------
FOR THE YEARS ENDED DECEMBER 31,     2001         2000        1999         2001          2000        1999(b)
--------------------------------   ---------   ----------   ---------   -----------   -----------   ----------
NET INVESTMENT INCOME (LOSS)
Dividends........................  $  89,161   $   87,706   $  52,435   $    22,400   $    35,167   $   11,654
Charges from Northbrook Life
 Insurance Company:
  Mortality and expense risk.....    (41,930)     (38,062)    (35,095)      (36,482)      (49,929)     (22,494)
                                   ---------   ----------   ---------   -----------   -----------   ----------
    Net investment income
     (loss)......................     47,231       49,644      17,340       (14,082)      (14,762)     (10,840)
                                   ---------   ----------   ---------   -----------   -----------   ----------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
  Proceeds from sales............    511,253      978,291     263,638       983,661       433,452      542,048
  Cost of investments sold.......    680,698    1,303,514     282,970     1,562,762       409,121      442,607
                                   ---------   ----------   ---------   -----------   -----------   ----------
    Realized gains (losses) on
     fund shares.................   (169,445)    (325,223)    (19,332)     (579,101)       24,331       99,441
Realized gain distributions......         --      932,927     557,746       912,341       852,103      282,369
                                   ---------   ----------   ---------   -----------   -----------   ----------
    Net realized gains
     (losses)....................   (169,445)     607,704     538,414       333,240       876,434      381,810
Change in unrealized gains
 (losses)........................   (186,956)    (540,198)   (763,516)   (1,829,350)   (1,704,373)   1,117,295
                                   ---------   ----------   ---------   -----------   -----------   ----------
    NET REALIZED AND UNREALIZED
     GAINS (LOSSES) ON
     INVESTMENTS.................   (356,401)      67,506    (225,102)   (1,496,110)     (827,939)   1,499,105
                                   ---------   ----------   ---------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS.................  $(309,170)  $  117,150   $(207,762)  $(1,510,192)  $  (842,701)  $1,488,265
                                   =========   ==========   =========   ===========   ===========   ==========

(b) On the close of business on March 19, 1999, Capital Appreciation Sub-Account merged with and into Equity Sub-Account

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                             STATEMENTS OF OPERATIONS

                                                MORGAN STANLEY VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                           -----------------------------------------------------------------
                                                   EUROPEAN GROWTH                GLOBAL DIVIDEND GROWTH
                                           --------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,             2001        2000        1999       2001       2000       1999
--------------------------------           ---------   ---------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends................................  $   9,454   $   5,998   $  2,323   $ 25,943   $  6,791   $  5,599
Charges from Northbrook Life Insurance
 Company:
  Mortality and expense risk.............     (7,478)     (9,303)    (5,830)    (8,420)    (8,950)    (7,890)
                                           ---------   ---------   --------   --------   --------   --------
    Net investment income (loss).........      1,976      (3,305)    (3,507)    17,523     (2,159)    (2,291)
                                           ---------   ---------   --------   --------   --------   --------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales....................    146,106     202,706     35,703    116,332    114,501    113,682
  Cost of investments sold...............    198,855     212,990     25,749    136,945    127,849    103,795
                                           ---------   ---------   --------   --------   --------   --------
    Realized gains (losses) on fund
     shares..............................    (52,749)    (10,284)     9,954    (20,613)   (13,348)     9,887
Realized gain distributions..............    149,542     154,706     59,929     11,175     92,635     76,383
                                           ---------   ---------   --------   --------   --------   --------
    Net realized gains (losses)..........     96,793     144,422     69,883     (9,438)    79,287     86,270
Change in unrealized gains (losses)......   (269,303)   (211,714)   154,979    (80,731)  (114,235)    38,007
                                           ---------   ---------   --------   --------   --------   --------
    Net realized and unrealized gains
     (losses) on investments.............   (172,510)    (67,292)   224,862    (90,169)   (34,948)   124,277
                                           ---------   ---------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS..............................  $(170,534)  $ (70,597)  $221,355   $(72,646)  $(37,107)  $121,986
                                           =========   =========   ========   ========   ========   ========

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                                 MORGAN STANLEY VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                            -----------------------------------------------------------------
                                                       HIGH YIELD                      INCOME BUILDER
                                            --------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,              2001        2000        1999       2001       2000       1999
--------------------------------            ---------   ---------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends.................................  $  41,636   $  75,539   $ 87,684   $ 21,335   $ 18,547   $24,472
Charges from Northbrook Life Insurance
 Company:
  Mortality and expense risk..............     (2,094)     (3,854)    (5,499)    (4,147)    (3,095)   (2,988)
                                            ---------   ---------   --------   --------   --------   -------
    Net investment income (loss)..........     39,542      71,685     82,185     17,188     15,452    21,484
                                            ---------   ---------   --------   --------   --------   -------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales.....................     32,768     327,984    153,285     48,024     26,235    73,162
  Cost of investments sold................     64,559     450,781    178,719     51,687     29,451    70,955
                                            ---------   ---------   --------   --------   --------   -------
    Realized gains (losses) on fund
     shares...............................    (31,791)   (122,797)   (25,434)    (3,663)    (3,216)    2,207
Realized gain distributions...............         --          --         --         --         --        --
                                            ---------   ---------   --------   --------   --------   -------
    Net realized gains (losses)...........    (31,791)   (122,797)   (25,434)    (3,663)    (3,216)    2,207
Change in unrealized gains (losses).......   (101,207)    (98,003)   (60,019)   (11,307)   (16,525)     (830)
                                            ---------   ---------   --------   --------   --------   -------
    Net realized and unrealized gains
     (losses) on investments..............   (132,998)   (220,800)   (85,453)   (14,970)   (19,741)    1,377
                                            ---------   ---------   --------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS...............................  $ (93,456)  $(149,115)  $ (3,268)  $  2,218   $ (4,289)  $22,861
                                            =========   =========   ========   ========   ========   =======

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                                 MORGAN STANLEY VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                           -------------------------------------------------------------------
                                                      MONEY MARKET                      PACIFIC GROWTH
                                           ----------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,             2001        2000         1999        2001       2000       1999
--------------------------------           --------   ----------   ----------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends................................  $ 79,121   $   79,530   $   63,472   $  2,167   $  3,603   $   316
Charges from Northbrook Life Insurance
 Company:
  Mortality and expense risk.............   (19,993)     (12,408)     (12,771)    (1,443)    (2,055)     (611)
                                           --------   ----------   ----------   --------   --------   -------
    Net investment income (loss).........    59,128       67,122       50,701        724      1,548      (295)
                                           --------   ----------   ----------   --------   --------   -------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales....................   624,164    1,497,968    1,474,053     27,743     20,423    12,211
  Cost of investments sold...............   624,164    1,497,968    1,474,053     39,740     22,197    10,004
                                           --------   ----------   ----------   --------   --------   -------
    Realized gains (losses) on fund
     shares..............................        --           --           --    (11,997)    (1,774)    2,207
Realized gain distributions..............        --           --           --         --         --        --
                                           --------   ----------   ----------   --------   --------   -------
    Net realized gains (losses)..........        --           --           --    (11,997)    (1,774)    2,207
Change in unrealized gains (losses)......        --           --           --    (39,550)   (91,916)   45,281
                                           --------   ----------   ----------   --------   --------   -------
    Net realized and unrealized gains
     (losses) on investments.............        --           --           --    (51,547)   (93,690)   47,488
                                           --------   ----------   ----------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS..............................  $ 59,128   $   67,122   $   50,701   $(50,823)  $(92,142)  $47,193
                                           ========   ==========   ==========   ========   ========   =======

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                                 MORGAN STANLEY VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                            -----------------------------------------------------------------
                                                 QUALITY INCOME PLUS                  S&P 500 INDEX
                                            ------------------------------   --------------------------------
FOR THE YEARS ENDED DECEMBER 31,              2001       2000       1999       2001        2000      1999(a)
--------------------------------            --------   --------   --------   ---------   ---------   --------
NET INVESTMENT INCOME (LOSS)
Dividends.................................  $ 86,332   $ 70,229   $ 67,649   $  11,560   $   5,962   $   295
Charges from Northbrook Life Insurance
 Company:
  Mortality and expense risk..............   (12,944)    (9,069)    (9,392)    (11,639)    (10,173)   (1,399)
                                            --------   --------   --------   ---------   ---------   -------
    Net investment income (loss)..........    73,388     61,160     58,257         (79)     (4,211)   (1,104)
                                            --------   --------   --------   ---------   ---------   -------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales.....................   136,576    184,622    312,569     109,465      80,704     8,807
  Cost of investments sold................   139,513    199,205    311,069     120,966      78,369     6,300
                                            --------   --------   --------   ---------   ---------   -------
    Realized gains (losses) on fund
     shares...............................    (2,937)   (14,583)     1,500     (11,501)      2,335     2,507
Realized gain distributions...............        --         --         --          --       5,375       266
                                            --------   --------   --------   ---------   ---------   -------
    Net realized gains (losses)...........    (2,937)   (14,583)     1,500     (11,501)      7,710     2,773
Change in unrealized gains (losses).......    40,883     53,885    (99,578)   (167,498)   (124,533)   49,324
                                            --------   --------   --------   ---------   ---------   -------
    Net realized and unrealized gains
     (losses) on investments..............    37,946     39,302    (98,078)   (178,999)   (116,823)   52,097
                                            --------   --------   --------   ---------   ---------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS...............................  $111,334   $100,462   $(39,821)  $(179,078)  $(121,034)  $50,993
                                            ========   ========   ========   =========   =========   =======

(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                                   MORGAN STANLEY VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                              -----------------------------------------------------------------
                                                     SHORT-TERM BOND                      STRATEGIST
                                              ------------------------------   --------------------------------
FOR THE YEARS ENDED DECEMBER 31,                2001       2000     1999(a)      2001        2000        1999
--------------------------------              --------   --------   --------   ---------   ---------   --------
NET INVESTMENT INCOME (LOSS)
Dividends...................................  $ 2,897    $ 1,648    $   335    $  31,673   $  34,743   $  3,563
Charges from Northbrook Life Insurance
 Company:
  Mortality and expense risk................     (616)      (299)       (77)     (11,399)    (11,635)    (7,183)
                                              -------    -------    -------    ---------   ---------   --------
    Net investment income (loss)............    2,281      1,349        258       20,274      23,108     (3,620)
                                              -------    -------    -------    ---------   ---------   --------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales.......................   29,468     11,562     30,304      289,780      87,725    125,639
  Cost of investments sold..................   28,921     11,585     30,153      327,935      86,498    112,671
                                              -------    -------    -------    ---------   ---------   --------
    Realized gains (losses) on fund
     shares.................................      547        (23)       151      (38,155)      1,227     12,968
Realized gain distributions.................       --         --         --       54,040     153,129     15,702
                                              -------    -------    -------    ---------   ---------   --------
    Net realized gains (losses).............      547        (23)       151       15,885     154,356     28,670
Change in unrealized gains (losses).........      445        353       (107)    (191,396)   (175,941)   102,295
                                              -------    -------    -------    ---------   ---------   --------
    Net realized and unrealized gains
     (losses) on investments................      992        330         44     (175,511)    (21,585)   130,965
                                              -------    -------    -------    ---------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.................................  $ 3,273    $ 1,679    $   302    $(155,237)  $   1,523   $127,345
                                              =======    =======    =======    =========   =========   ========

(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                                 MORGAN STANLEY VARIABLE         THE UNIVERSAL INSTITUTIONAL
                                             INVESTMENT SERIES SUB-ACCOUNTS       FUNDS, INC. SUB-ACCOUNTS
                                             -------------------------------   -------------------------------
                                                        UTILITIES                  EMERGING MARKETS EQUITY
                                             -------------------------------   -------------------------------
FOR THE YEARS ENDED DECEMBER 31,               2001        2000       1999       2001       2000      1999(a)
--------------------------------             ---------   --------   --------   --------   ---------   --------
NET INVESTMENT INCOME (LOSS)
Dividends..................................  $  20,423   $ 19,895   $ 7,288    $     --   $      --    $   --
Charges from Northbrook Life Insurance
 Company:
  Mortality and expense risk...............     (8,625)    (8,481)   (5,144)     (1,355)     (1,401)      (20)
                                             ---------   --------   -------    --------   ---------    ------
    Net investment income (loss)...........     11,798     11,414     2,144      (1,355)     (1,401)      (20)
                                             ---------   --------   -------    --------   ---------    ------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales......................    293,593    138,563    58,147       3,394       8,867        43
  Cost of investments sold.................    327,703    132,283    47,679       6,018      10,978        42
                                             ---------   --------   -------    --------   ---------    ------
    Realized gains (losses) on fund
     shares................................    (34,110)     6,280    10,468      (2,624)     (2,111)        1
Realized gain distributions................     59,161     54,187    19,849          --      25,932        --
                                             ---------   --------   -------    --------   ---------    ------
    Net realized gains (losses)............     25,051     60,467    30,317      (2,624)     23,821         1
Change in unrealized gains (losses)........   (329,981)   (56,637)   42,122      (8,366)   (113,528)    2,285
                                             ---------   --------   -------    --------   ---------    ------
    Net realized and unrealized gains
     (losses) on investments...............   (304,930)     3,830    72,439     (10,990)    (89,707)    2,286
                                             ---------   --------   -------    --------   ---------    ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS................................  $(293,132)  $ 15,244   $74,583    $(12,345)  $ (91,108)   $2,266
                                             =========   ========   =======    ========   =========    ======

(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. SUB-ACCOUNTS
                                                ---------------------------------------------------------------
                                                        EQUITY GROWTH                 INTERNATIONAL MAGNUM
                                                ------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,                  2001       2000     1999(a)      2001       2000     1999(a)
--------------------------------                --------   --------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends.....................................  $     --   $     --   $   174    $    514   $    568    $  215
Charges from Northbrook Life Insurance
 Company:
  Mortality and expense risk..................    (3,031)    (2,735)     (504)       (641)      (667)      (89)
                                                --------   --------   -------    --------   --------    ------
    Net investment income (loss)..............    (3,031)    (2,735)     (330)       (127)       (99)      126
                                                --------   --------   -------    --------   --------    ------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales.........................    51,223     62,542     1,148      14,465     35,473       623
  Cost of investments sold....................    67,844     62,578     1,122      18,218     37,243       596
                                                --------   --------   -------    --------   --------    ------
    Realized gains (losses) on fund shares....   (16,621)       (36)       26      (3,753)    (1,770)       27
Realized gain distributions...................       427     22,781     5,231          --      1,839        73
                                                --------   --------   -------    --------   --------    ------
    Net realized gains (losses)...............   (16,194)    22,745     5,257      (3,753)        69       100
Change in unrealized gains (losses)...........   (41,567)   (93,067)   19,986     (10,751)   (11,960)    4,170
                                                --------   --------   -------    --------   --------    ------
    Net realized and unrealized gains (losses)
     on investments...........................   (57,761)   (70,322)   25,243     (14,504)   (11,891)    4,270
                                                --------   --------   -------    --------   --------    ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS...................................  $(60,792)  $(73,057)  $24,913    $(14,631)  $(11,990)   $4,396
                                                ========   ========   =======    ========   ========    ======

(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                                  THE UNIVERSAL INSTITUTIONAL     VAN KAMPEN LIFE INVESTMENT TRUST
                                                    FUNDS, INC. SUB-ACCOUNTS                SUB-ACCOUNT
                                                 ------------------------------   --------------------------------
                                                        U.S. REAL ESTATE                LIT EMERGING GROWTH
                                                 ------------------------------   --------------------------------
FOR THE YEARS ENDED DECEMBER 31,                   2001       2000     1999(a)      2001        2000      1999(a)
--------------------------------                 --------   --------   --------   ---------   ---------   --------
NET INVESTMENT INCOME (LOSS)
Dividends......................................   $4,030     $  804     $ 195     $      --   $      --   $    --
Charges from Northbrook Life Insurance Company:
  Mortality and expense risk...................     (674)      (118)      (14)       (6,674)     (4,590)     (328)
                                                  ------     ------     -----     ---------   ---------   -------
    Net investment income (loss)...............    3,356        686       181        (6,674)     (4,590)     (328)
                                                  ------     ------     -----     ---------   ---------   -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales..........................    2,448      1,187        34        93,277      78,553    30,364
  Cost of investments sold.....................    2,330      1,076        37       142,713      70,269    26,538
                                                  ------     ------     -----     ---------   ---------   -------
    Realized gains (losses) on fund shares.....      118        111        (3)      (49,436)      8,284     3,826
Realized gain distributions....................      718        234        --           651         842        --
                                                  ------     ------     -----     ---------   ---------   -------
    Net realized gains (losses)................      836        345        (3)      (48,785)      9,126     3,826
Change in unrealized gains (losses)............     (361)     3,769      (280)     (244,053)   (189,468)   60,407
                                                  ------     ------     -----     ---------   ---------   -------
    Net realized and unrealized gains (losses)
     on investments............................      475      4,114      (283)     (292,838)   (180,342)   64,233
                                                  ------     ------     -----     ---------   ---------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS....................................   $3,831     $4,800     $(102)    $(299,512)  $(184,932)  $63,905
                                                  ======     ======     =====     =========   =========   =======

(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999

                       See notes to financial statements.

                Northbrook Life Variable Life Separate Account A
                      Statements of Changes in Net Assets

                                                                               MORGAN STANLEY
                                                                  VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                                               ----------------------------------------------
                                                                                                   CAPITAL
                                                                      AGGRESSIVE EQUITY          APPRECIATION
                                                               -------------------------------   ------------
FOR THE YEARS ENDED DECEMBER 31,                                 2001        2000     1999(a)      1999(b)
--------------------------------                               ---------   --------   --------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)................................   $  (2,743)  $ (3,717)  $   (418)    $    (66)
Net realized gains (losses).................................     (12,251)     4,706         69       (1,250)
Change in unrealized gains (losses).........................    (181,420)   (62,337)    47,639        4,506
                                                               ---------   --------   --------     --------
Increase (decrease) in net assets from operations...........    (196,414)   (61,348)    47,290        3,190
                                                               ---------   --------   --------     --------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Deposits....................................................          --         --        272           --
Benefit payments............................................          --    (36,019)        --           --
Payments on termination.....................................          --         --         --           --
Contract maintenance charges................................      (4,328)    (5,214)      (484)        (153)
Transfers among the sub-accounts and with the Fixed
 Account--net...............................................      79,364    541,055    146,337      (46,923)
                                                               ---------   --------   --------     --------
Increase (decrease) in net assets from capital
 transactions...............................................      75,036    499,822    146,125      (47,076)
                                                               ---------   --------   --------     --------
INCREASE (DECREASE) IN NET ASSETS...........................    (121,378)   438,474    193,415      (43,886)
NET ASSETS AT BEGINNING OF PERIOD...........................     631,889    193,415         --       43,886
                                                               ---------   --------   --------     --------
NET ASSETS AT END OF PERIOD.................................   $ 510,511   $631,889   $193,415     $     --
                                                               =========   ========   ========     ========

UNITS OUTSTANDING
  Units outstanding at beginning of period..................      44,687     13,320         --        4,997
    Units issued............................................      16,717     38,613     13,363          194
    Units redeemed..........................................     (10,479)    (7,246)       (43)      (5,191)
                                                               ---------   --------   --------     --------
  Units outstanding at end of period........................      50,925     44,687     13,320           --
                                                               =========   ========   ========     ========

(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999

(b) On the close of business on March 19, 1999, Capital Appreciation Sub-Account merged with and into Equity Sub-Account

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                       MORGAN STANLEY VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                                --------------------------------------------------------------------
                                                         CAPITAL GROWTH             COMPETITIVE EDGE, "BEST IDEAS"
                                                --------------------------------   ---------------------------------
FOR THE YEARS ENDED DECEMBER 31,                  2001        2000        1999       2001        2000       1999(a)
--------------------------------                ---------   ---------   --------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).................   $  (2,028)  $  (7,567)  $ (3,559)  $   (154)   $   (335)    $   (30)
Net realized gains (losses)..................     (45,422)    148,155     79,289     (8,234)        253           2
Change in unrealized gains (losses)..........    (185,091)   (137,695)    54,785    (14,532)    (17,348)      2,240
                                                ---------   ---------   --------   --------    --------     -------
Increase (decrease) in net assets from
 operations..................................    (232,541)      2,893    130,515    (22,920)    (17,430)      2,212
                                                ---------   ---------   --------   --------    --------     -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL TRANSACTIONS
Deposits.....................................          --          --         --         --          --          --
Benefit payments.............................          --          --         --         --          --          --
Payments on termination......................     (17,783)    (20,663)        --         --          --          --
Contract maintenance charges.................      (4,699)    (10,185)    (6,118)      (646)       (680)        (44)
Transfers among the sub-accounts and with the
 Fixed Account--net..........................      (5,645)    248,206    347,192    (15,760)     86,598      25,138
                                                ---------   ---------   --------   --------    --------     -------
Increase (decrease) in net assets from
 capital transactions........................     (28,127)    217,358    341,074    (16,406)     85,918      25,094
                                                ---------   ---------   --------   --------    --------     -------
INCREASE (DECREASE) IN NET ASSETS............    (260,668)    220,251    471,589    (39,326)     68,488      27,306
NET ASSETS AT BEGINNING OF PERIOD............     897,255     677,004    205,415     95,794      27,306          --
                                                ---------   ---------   --------   --------    --------     -------
NET ASSETS AT END OF PERIOD..................   $ 636,587   $ 897,255   $677,004   $ 56,468    $ 95,794     $27,306
                                                =========   =========   ========   ========    ========     =======

UNITS OUTSTANDING
  Units outstanding at beginning of period...      60,518      45,834     18,371      9,900       2,311          --
    Units issued.............................      19,734      23,428     44,634      4,628       7,853       2,315
    Units redeemed...........................     (21,456)     (8,744)   (17,171)    (6,847)       (264)         (4)
                                                ---------   ---------   --------   --------    --------     -------
  Units outstanding at end of period.........      58,796      60,518     45,834      7,681       9,900       2,311
                                                =========   =========   ========   ========    ========     =======

(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                MORGAN STANLEY VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                     -----------------------------------------------------------------------------
                                               DIVIDEND GROWTH                              EQUITY
                                     ------------------------------------   --------------------------------------
FOR THE YEARS ENDED DECEMBER 31,        2001         2000         1999         2001          2000        1999(b)
--------------------------------     ----------   ----------   ----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)......   $   47,231   $   49,644   $   17,340   $   (14,082)  $   (14,762)  $  (10,840)
Net realized gains (losses).......     (169,445)     607,704      538,414       333,240       876,434      381,810
Change in unrealized gains
 (losses).........................     (186,956)    (540,198)    (763,516)   (1,829,350)   (1,704,373)   1,117,295
                                     ----------   ----------   ----------   -----------   -----------   ----------
Increase (decrease) in net assets
 from operations..................     (309,170)     117,150     (207,762)   (1,510,192)     (842,701)   1,488,265
                                     ----------   ----------   ----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits..........................           --       13,531      (29,127)           --            --      (26,014)
Benefit payments..................      (90,636)          --           --      (114,477)      (35,588)          --
Payments on termination...........      (73,644)     (33,992)      (6,408)      (60,609)      (46,571)      (6,408)
Contract maintenance charges......      (33,024)     (55,451)     (56,844)      (32,613)      (71,647)     (37,882)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.....................      724,786     (466,062)   2,342,211      (363,096)    1,435,086    2,239,256
                                     ----------   ----------   ----------   -----------   -----------   ----------
Increase (decrease) in net assets
 from capital transactions........      527,482     (541,974)   2,249,832      (570,795)    1,281,280    2,168,952
                                     ----------   ----------   ----------   -----------   -----------   ----------
INCREASE (DECREASE) IN NET
 ASSETS...........................      218,312     (424,824)   2,042,070    (2,080,987)      438,579    3,657,217
NET ASSETS AT BEGINNING OF
 PERIOD...........................    4,542,279    4,967,103    2,925,033     5,522,767     5,084,188    1,426,971
                                     ----------   ----------   ----------   -----------   -----------   ----------
NET ASSETS AT END OF PERIOD.......   $4,760,591   $4,542,279   $4,967,103   $ 3,441,780   $ 5,522,767   $5,084,188
                                     ==========   ==========   ==========   ===========   ===========   ==========

UNITS OUTSTANDING
  Units outstanding at beginning
   of period......................      388,076      442,872      252,280       298,771       238,918      105,396
    Units issued..................      118,859       65,986      221,943        57,110       102,568      160,991
    Units redeemed................      (73,992)    (120,782)     (31,351)      (98,965)      (42,715)     (27,469)
                                     ----------   ----------   ----------   -----------   -----------   ----------
  Units outstanding at end of
   period.........................      432,943      388,076      442,872       256,916       298,771      238,918
                                     ==========   ==========   ==========   ===========   ===========   ==========

(b) On the close of business on March 19, 1999, Capital Appreciation Sub-Account merged with and into Equity Sub-Account

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                 MORGAN STANLEY VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                       --------------------------------------------------------------------------
                                                 EUROPEAN GROWTH                    GLOBAL DIVIDEND GROWTH
                                       -----------------------------------   ------------------------------------
FOR THE YEARS ENDED DECEMBER 31,         2001         2000         1999         2001         2000         1999
--------------------------------       ---------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........   $   1,976   $   (3,305)  $   (3,507)  $   17,523   $   (2,159)  $   (2,291)
Net realized gains (losses).........      96,793      144,422       69,883       (9,438)      79,287       86,270
Change in unrealized gains
 (losses)...........................    (269,303)    (211,714)     154,979      (80,731)    (114,235)      38,007
                                       ---------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
 from operations....................    (170,534)     (70,597)     221,355      (72,646)     (37,107)     121,986
                                       ---------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits............................          --           --         (696)          --           --           --
Benefit payments....................     (22,740)          --           --      (10,721)          --           --
Payments on termination.............         302      (16,219)          --      (31,153)     (15,576)          --
Contract maintenance charges........      (5,815)     (14,249)      (9,547)      (6,863)     (12,671)     (12,830)
Transfers among the sub-accounts and
 with the Fixed Account--net........      16,142       37,255      439,120      (38,627)      13,024      191,662
                                       ---------   ----------   ----------   ----------   ----------   ----------
Increase (decrease) in net assets
 from capital transactions..........     (12,111)       6,787      428,877      (87,364)     (15,223)     178,832
                                       ---------   ----------   ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS...    (182,645)     (63,810)     650,232     (160,010)     (52,330)     300,818
NET ASSETS AT BEGINNING OF PERIOD...     986,085    1,049,895      399,663    1,016,888    1,069,218      768,400
                                       ---------   ----------   ----------   ----------   ----------   ----------
NET ASSETS AT END OF PERIOD.........   $ 803,440   $  986,085   $1,049,895   $  856,878   $1,016,888   $1,069,218
                                       =========   ==========   ==========   ==========   ==========   ==========

UNITS OUTSTANDING
  Units outstanding at beginning of
   period...........................      64,865       65,081       31,701       81,671       82,985       67,763
    Units issued....................      14,284       14,599       39,260        2,965        6,451       23,294
    Units redeemed..................     (14,302)     (14,815)      (5,880)     (10,562)      (7,765)      (8,072)
                                       ---------   ----------   ----------   ----------   ----------   ----------
  Units outstanding at end of
   period...........................      64,847       64,865       65,081       74,074       81,671       82,985
                                       =========   ==========   ==========   ==========   ==========   ==========

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                   MORGAN STANLEY VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                              -----------------------------------------------------------------
                                                         HIGH YIELD                      INCOME BUILDER
                                              --------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,                2001        2000        1999       2001       2000       1999
--------------------------------              ---------   ---------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)...............   $  39,542   $  71,685   $ 82,185   $ 17,188   $ 15,452   $ 21,484
Net realized gains (losses)................     (31,791)   (122,797)   (25,434)    (3,663)    (3,216)     2,207
Change in unrealized gains (losses)........    (101,207)    (98,003)   (60,019)   (11,307)   (16,525)      (830)
                                              ---------   ---------   --------   --------   --------   --------
Increase (decrease) in net assets from
 operations................................     (93,456)   (149,115)    (3,268)     2,218     (4,289)    22,861
                                              ---------   ---------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL TRANSACTIONS
Deposits...................................          --          --         --         --         --      1,746
Benefit payments...........................          --          --         --         --         --         --
Payments on termination....................      (4,570)         --         --         --         --    (38,577)
Contract maintenance charges...............         660      (5,886)    (9,790)    (1,537)    (4,806)    (5,449)
Transfers among the sub-accounts and with
 the Fixed Account--net....................      (4,713)   (173,596)    16,076    109,544     20,936     95,087
                                              ---------   ---------   --------   --------   --------   --------
Increase (decrease) in net assets from
 capital transactions......................      (8,623)   (179,482)     6,286    108,007     16,130     52,807
                                              ---------   ---------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS..........    (102,079)   (328,597)     3,018    110,225     11,841     75,668
NET ASSETS AT BEGINNING OF PERIOD..........     278,999     607,596    604,578    377,193    365,352    289,684
                                              ---------   ---------   --------   --------   --------   --------
NET ASSETS AT END OF PERIOD................   $ 176,920   $ 278,999   $607,596   $487,418   $377,193   $365,352
                                              =========   =========   ========   ========   ========   ========

UNITS OUTSTANDING
  Units outstanding at beginning of
   period..................................      44,957      65,765     63,988     33,803     32,504     27,346
    Units issued...........................      11,015      36,187     14,539     26,658      5,410     13,973
    Units redeemed.........................     (12,549)    (56,995)   (12,762)   (17,375)    (4,111)    (8,815)
                                              ---------   ---------   --------   --------   --------   --------
  Units outstanding at end of period.......      43,423      44,957     65,765     43,086     33,803     32,504
                                              =========   =========   ========   ========   ========   ========

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                  MORGAN STANLEY VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                         ------------------------------------------------------------------------
                                                      MONEY MARKET                         PACIFIC GROWTH
                                         ---------------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,            2001          2000          1999         2001       2000       1999
--------------------------------         -----------   -----------   -----------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)..........   $    59,128   $    67,122   $    50,701   $    724   $  1,548   $   (295)
Net realized gains (losses)...........            --            --            --    (11,997)    (1,774)     2,207
Change in unrealized gains (losses)...            --            --            --    (39,550)   (91,916)    45,281
                                         -----------   -----------   -----------   --------   --------   --------
Increase (decrease) in net assets from
 operations...........................        59,128        67,122        50,701    (50,823)   (92,142)    47,193
                                         -----------   -----------   -----------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL TRANSACTIONS
Deposits..............................     3,081,196     4,498,846     8,929,743         --         --         21
Benefit payments......................            --            --            --         --         --         --
Payments on termination...............        (5,000)      (15,277)           --     (6,163)        --         --
Contract maintenance charges..........       (17,350)      (18,516)      (22,736)      (638)    (3,506)    (1,039)
Transfers among the sub-accounts and
 with the Fixed Account--net..........    (1,706,803)   (5,062,723)   (8,061,644)    19,096     41,299    178,912
                                         -----------   -----------   -----------   --------   --------   --------
Increase (decrease) in net assets from
 capital transactions.................     1,352,043      (597,670)      845,363     12,295     37,793    177,894
                                         -----------   -----------   -----------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS.....     1,411,171      (530,548)      896,064    (38,528)   (54,349)   225,087
NET ASSETS AT BEGINNING OF PERIOD.....     1,404,183     1,934,731     1,038,667    187,224    241,573     16,486
                                         -----------   -----------   -----------   --------   --------   --------
NET ASSETS AT END OF PERIOD...........   $ 2,815,354   $ 1,404,183   $ 1,934,731   $148,696   $187,224   $241,573
                                         ===========   ===========   ===========   ========   ========   ========

UNITS OUTSTANDING
  Units outstanding at beginning of
   period.............................       122,687       177,656       107,977     20,718     17,629      1,980
    Units issued......................       648,755       171,887       198,756      5,648      5,985     21,194
    Units redeemed....................      (532,545)     (226,856)     (129,077)    (3,487)    (2,896)    (5,545)
                                         -----------   -----------   -----------   --------   --------   --------
  Units outstanding at end of
   period.............................       238,897       122,687       177,656     22,879     20,718     17,629
                                         ===========   ===========   ===========   ========   ========   ========

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                 MORGAN STANLEY VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                        -------------------------------------------------------------------------
                                                QUALITY INCOME PLUS                      S&P 500 INDEX
                                        ------------------------------------   ----------------------------------
FOR THE YEARS ENDED DECEMBER 31,           2001         2000         1999         2001         2000      1999(a)
--------------------------------        ----------   ----------   ----------   ----------   ----------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).........   $   73,388   $   61,160   $   58,257   $      (79)  $   (4,211)  $ (1,104)
Net realized gains (losses)..........       (2,937)     (14,583)       1,500      (11,501)       7,710      2,773
Change in unrealized gains
 (losses)............................       40,883       53,885      (99,578)    (167,498)    (124,533)    49,324
                                        ----------   ----------   ----------   ----------   ----------   --------
Increase (decrease) in net assets
 from operations.....................      111,334      100,462      (39,821)    (179,078)    (121,034)    50,993
                                        ----------   ----------   ----------   ----------   ----------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits.............................           --           --           50           --           --      1,790
Benefit payments.....................           --           --           --           --           --         --
Payments on termination..............       (8,160)          --      (33,690)      (6,860)        (484)        --
Contract maintenance charges.........      (10,767)     (13,148)     (14,720)      (8,681)     (13,970)    (2,600)
Transfers among the sub-accounts and
 with the Fixed Account--net.........      439,303       93,601     (133,710)     153,140      927,805    544,106
                                        ----------   ----------   ----------   ----------   ----------   --------
Increase (decrease) in net assets
 from capital transactions...........      420,376       80,453     (182,070)     137,599      913,351    543,296
                                        ----------   ----------   ----------   ----------   ----------   --------
INCREASE (DECREASE) IN NET ASSETS....      531,710      180,915     (221,891)     (41,479)     792,317    594,289
NET ASSETS AT BEGINNING OF PERIOD....    1,129,888      948,973    1,170,864    1,386,606      594,289         --
                                        ----------   ----------   ----------   ----------   ----------   --------
NET ASSETS AT END OF PERIOD..........   $1,661,598   $1,129,888   $  948,973   $1,345,127   $1,386,606   $594,289
                                        ==========   ==========   ==========   ==========   ==========   ========

UNITS OUTSTANDING
  Units outstanding at beginning of
   period............................       98,612       91,187      106,687      142,536       54,865         --
    Units issued.....................       60,434       49,224       21,445       37,110      107,307     63,362
    Units redeemed...................      (25,488)     (41,799)     (36,945)     (20,665)     (19,636)    (8,497)
                                        ----------   ----------   ----------   ----------   ----------   --------
  Units outstanding at end of
   period............................      133,558       98,612       91,187      158,981      142,536     54,865
                                        ==========   ==========   ==========   ==========   ==========   ========

(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                    MORGAN STANLEY VARIABLE INVESTMENT SERIES SUB-ACCOUNTS
                                             ---------------------------------------------------------------------
                                                    SHORT-TERM BOND                        STRATEGIST
                                             ------------------------------   ------------------------------------
FOR THE YEARS ENDED DECEMBER 31,               2001       2000     1999(a)       2001         2000         1999
--------------------------------             --------   --------   --------   ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)..............   $  2,281   $ 1,349    $   258    $   20,274   $   23,108   $   (3,620)
Net realized gains (losses)...............        547       (23)       151        15,885      154,356       28,670
Change in unrealized gains (losses).......        445       353       (107)     (191,396)    (175,941)     102,295
                                             --------   -------    -------    ----------   ----------   ----------
Increase (decrease) in net assets from
 operations...............................      3,273     1,679        302      (155,237)       1,523      127,345
                                             --------   -------    -------    ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL TRANSACTIONS
Deposits..................................         --        --      4,087            --           --         (696)
Benefit payments..........................         --        --         --       (35,303)          --           --
Payments on termination...................         --        --         --       (15,763)      (6,640)          --
Contract maintenance charges..............       (497)     (432)      (121)       (7,131)     (16,704)     (13,031)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     92,830     3,210     30,915       (23,347)     322,392      500,898
                                             --------   -------    -------    ----------   ----------   ----------
Increase (decrease) in net assets from
 capital transactions.....................     92,333     2,778     34,881       (81,544)     299,048      487,171
                                             --------   -------    -------    ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS.........     95,606     4,457     35,183      (236,781)     300,571      614,516
NET ASSETS AT BEGINNING OF PERIOD.........     39,640    35,183         --     1,439,145    1,138,574      524,058
                                             --------   -------    -------    ----------   ----------   ----------
NET ASSETS AT END OF PERIOD...............   $135,246   $39,640    $35,183    $1,202,364   $1,439,145   $1,138,574
                                             ========   =======    =======    ==========   ==========   ==========

UNITS OUTSTANDING
  Units outstanding at beginning of
   period.................................      3,743     3,485         --        95,861       76,400       40,897
    Units issued..........................     10,898     5,752      6,514        30,136       26,583       44,293
    Units redeemed........................     (2,566)   (5,494)    (3,029)      (36,019)      (7,122)      (8,790)
                                             --------   -------    -------    ----------   ----------   ----------
  Units outstanding at end of period......     12,075     3,743      3,485        89,978       95,861       76,400
                                             ========   =======    =======    ==========   ==========   ==========

(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                  MORGAN STANLEY VARIABLE          THE UNIVERSAL INSTITUTIONAL
                                               INVESTMENT SERIES SUB-ACCOUNTS        FUNDS, INC. SUB-ACCOUNTS
                                             ----------------------------------   ------------------------------
                                                         UTILITIES                   EMERGING MARKETS EQUITY
                                             ----------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,                2001         2000        1999       2001       2000     1999(a)
--------------------------------             ----------   ----------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)..............   $   11,798   $   11,414   $  2,144   $ (1,355)  $ (1,401)  $   (20)
Net realized gains (losses)...............       25,051       60,467     30,317     (2,624)    23,821         1
Change in unrealized gains (losses).......     (329,981)     (56,637)    42,122     (8,366)  (113,528)    2,285
                                             ----------   ----------   --------   --------   --------   -------
Increase (decrease) in net assets from
 operations...............................     (293,132)      15,244     74,583    (12,345)   (91,108)    2,266
                                             ----------   ----------   --------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL TRANSACTIONS
Deposits..................................           --           --         --         --         --        12
Benefit payments..........................      (14,903)     (31,647)        --         --         --        --
Payments on termination...................           --           --         --     (1,041)        --        --
Contract maintenance charges..............       (8,439)     (12,205)    (8,559)    (1,214)    (1,994)      (26)
Transfers among the sub-accounts and with
 the Fixed Account--net...................      (22,240)     381,029    329,461      6,216    240,727     7,911
                                             ----------   ----------   --------   --------   --------   -------
Increase (decrease) in net assets from
 capital transactions.....................      (45,582)     337,177    320,902      3,961    238,733     7,897
                                             ----------   ----------   --------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS.........     (338,714)     352,421    395,485     (8,384)   147,625    10,163
NET ASSETS AT BEGINNING OF PERIOD.........    1,154,250      801,829    406,344    157,788     10,163        --
                                             ----------   ----------   --------   --------   --------   -------
NET ASSETS AT END OF PERIOD...............   $  815,536   $1,154,250   $801,829   $149,404   $157,788   $10,163
                                             ==========   ==========   ========   ========   ========   =======

UNITS OUTSTANDING
  Units outstanding at beginning of
   period.................................       73,990       52,486     29,711     16,911        660        --
    Units issued..........................       29,812       45,619     32,592      1,118     19,118       662
    Units redeemed........................      (32,756)     (24,115)    (9,817)      (750)    (2,867)       (2)
                                             ----------   ----------   --------   --------   --------   -------
  Units outstanding at end of period......       71,046       73,990     52,486     17,279     16,911       660
                                             ==========   ==========   ========   ========   ========   =======

(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                      THE UNIVERSAL INSTITUTIONAL FUNDS, INC. SUB-ACCOUNTS
                                                 ---------------------------------------------------------------
                                                         EQUITY GROWTH                 INTERNATIONAL MAGNUM
                                                 ------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,                   2001       2000     1999(a)      2001       2000     1999(a)
--------------------------------                 --------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)..................   $ (3,031)  $ (2,735)  $   (330)  $   (127)  $    (99)  $   126
Net realized gains (losses)...................    (16,194)    22,745      5,257     (3,753)        69       100
Change in unrealized gains (losses)...........    (41,567)   (93,067)    19,986    (10,751)   (11,960)    4,170
                                                 --------   --------   --------   --------   --------   -------
Increase (decrease) in net assets from
 operations...................................    (60,792)   (73,057)    24,913    (14,631)   (11,990)    4,396
                                                 --------   --------   --------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS
Deposits......................................         --         --         27         --         --        44
Benefit payments..............................     (3,537)        --         --         --         --        --
Payments on termination.......................         --         --         --         --         --        --
Contract maintenance charges..................     (2,562)    (4,025)      (725)      (597)      (927)     (135)
Transfers among the sub-accounts and with the
 Fixed Account--net...........................     61,400    283,490    141,739     76,373     41,319    40,660
                                                 --------   --------   --------   --------   --------   -------
Increase (decrease) in net assets from capital
 transactions.................................     55,301    279,465    141,041     75,776     40,392    40,569
                                                 --------   --------   --------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS.............     (5,491)   206,408    165,954     61,145     28,402    44,965
NET ASSETS AT BEGINNING OF PERIOD.............    372,362    165,954         --     73,367     44,965        --
                                                 --------   --------   --------   --------   --------   -------
NET ASSETS AT END OF PERIOD...................   $366,871   $372,362   $165,954   $134,512   $ 73,367   $44,965
                                                 ========   ========   ========   ========   ========   =======

UNITS OUTSTANDING
  Units outstanding at beginning of period....     33,884     13,209         --      7,065      3,758        --
    Units issued..............................     21,031     35,336     13,281     10,769     11,697     3,821
    Units redeemed............................    (15,230)   (14,661)       (72)    (1,639)    (8,390)      (63)
                                                 --------   --------   --------   --------   --------   -------
  Units outstanding at end of period..........     39,685     33,884     13,209     16,195      7,065     3,758
                                                 ========   ========   ========   ========   ========   =======

(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999

                       See notes to financial statements.

                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                 THE UNIVERSAL INSTITUTIONAL     VAN KAMPEN LIFE INVESTMENT TRUST
                                                   FUNDS, INC. SUB-ACCOUNTS                SUB-ACCOUNT
                                                ------------------------------   --------------------------------
                                                       U.S. REAL ESTATE                LIT EMERGING GROWTH
                                                ------------------------------   --------------------------------
FOR THE YEARS ENDED DECEMBER 31,                  2001       2000     1999(a)      2001        2000      1999(a)
--------------------------------                --------   --------   --------   ---------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).................   $  3,356   $   686     $  181    $  (6,674)  $  (4,590)  $   (328)
Net realized gains (losses)..................        836       345         (3)     (48,785)      9,126      3,826
Change in unrealized gains (losses)..........       (361)    3,769       (280)    (244,053)   (189,468)    60,407
                                                --------   -------     ------    ---------   ---------   --------
Increase (decrease) in net assets from
 operations..................................      3,831     4,800       (102)    (299,512)   (184,932)    63,905
                                                --------   -------     ------    ---------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL TRANSACTIONS
Deposits.....................................         --        --      1,757           --      10,149      1,787
Benefit payments.............................         --        --         --       (5,826)         --         --
Payments on termination......................         --        --         --       (6,525)       (487)        --
Contract maintenance charges.................       (561)     (128)       (22)      (6,441)     (6,114)      (507)
Transfers among the sub-accounts and with the
 Fixed Account--net..........................     62,077    39,288      3,344      352,725     713,566    165,815
                                                --------   -------     ------    ---------   ---------   --------
Increase (decrease) in net assets from
 capital transactions........................     61,516    39,160      5,079      333,933     717,114    167,095
                                                --------   -------     ------    ---------   ---------   --------
INCREASE (DECREASE) IN NET ASSETS............     65,347    43,960      4,977       34,421     532,182    231,000
NET ASSETS AT BEGINNING OF PERIOD............     48,937     4,977         --      763,182     231,000         --
                                                --------   -------     ------    ---------   ---------   --------
NET ASSETS AT END OF PERIOD..................   $114,284   $48,937     $4,977    $ 797,603   $ 763,182   $231,000
                                                ========   =======     ======    =========   =========   ========

UNITS OUTSTANDING
  Units outstanding at beginning of period...      4,171       544         --       48,547      13,084         --
    Units issued.............................      4,973     3,800        546       47,911      42,716     13,883
    Units redeemed...........................       (196)     (173)        (2)     (21,725)     (7,253)      (799)
                                                --------   -------     ------    ---------   ---------   --------
  Units outstanding at end of period.........      8,948     4,171        544       74,733      48,547     13,084
                                                ========   =======     ======    =========   =========   ========

(a) For the Period Beginning May 3, 1999 and Ended December 31, 1999

                       See notes to financial statements.

NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

1.  ORGANIZATION
Northbrook Life Variable Life Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is a wholly owned subsidiary of The Allstate Corporation.

Northbrook Life issues the Morgan Stanley Variable Life contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Northbrook Life contractually guarantees either a minimum return or account value upon death, variable life contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

MORGAN STANLEY VARIABLE INVESTMENT SERIES

Aggressive Equity              Income Builder
Capital Growth                 Money Market
Competitive Edge, "Best
  Ideas"                       Pacific Growth
Dividend Growth                Quality Income Plus
Equity                         S&P 500 Index
European Growth                Short-Term Bond
Global Dividend Growth         Strategist
High Yield                     Utilities

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

Emerging Markets Equity        International Magnum
Equity Growth                  U.S. Real Estate

VAN KAMPEN LIFE INVESTMENT TRUST

LIT Emerging Growth

Northbrook Life provides insurance and administrative services to the policyholders for a fee.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

INVESTMENT INCOME--Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

REALIZED GAINS AND LOSSES--Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

OTHER--To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES.

3.  EXPENSES

MORTALITY AND EXPENSE RISK CHARGE--Northbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to .90% per annum of the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract.

CONTRACT MAINTENANCE CHARGE--

- MONTHLY DEDUCTIONS--Northbrook Life deducts monthly for cost of insurance, tax expense and administrative expense from the Account Value. The cost of insurance is determined based upon several variables, including the contractholder's death benefit amount and Account Value. Tax expense is charged at an annual rate equal to .40% of the Account Value for the first ten contract years. Northbrook Life deducts a monthly administrative fee of .25% of the Account Value.

- ANNUAL MAINTENANCE FEE--Northbrook Life deducts an annual maintenance fee of $30 on each contract anniversary. This charge is waived on contracts that meet certain requirements.

-------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS

The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                          Purchases
                                          ----------
Investments in the Morgan Stanley
 Variable Investment Series
 Sub-Accounts:
  Aggressive Equity.....................  $  116,322
  Capital Growth........................     274,339
  Competitive Edge, "Best Ideas"........      30,524
  Dividend Growth.......................   1,084,949
  Equity................................   1,309,889
  European Growth.......................     285,291
  Global Dividend Growth................      57,438
  High Yield............................      63,623
  Income Builder........................     173,135
  Money Market..........................   2,035,021
  Pacific Growth........................      40,721
  Quality Income Plus...................     630,087
  S&P 500 Index.........................     246,675
  Short-Term Bond.......................     124,074
  Strategist............................     282,229
  Utilities.............................     318,712

Investments in The Universal
 Institutional Funds, Inc. Sub-
 Accounts:
  Emerging Markets Equity...............       5,965
  Equity Growth.........................     103,837
  International Magnum..................      90,098
  U.S. Real Estate......................      68,028

Investments in the Van Kampen Life
 Investment Trust Sub-Account:
  LIT Emerging Growth...................     421,016
                                          ----------
                                          $7,761,973
                                          ==========

-------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS

The accumulation unit value, the investment income ratio, the expense ratio assessed by Northbrook Life, and the total return is presented for each sub-account. As explained in Note 3, the expense ratio represents mortality and expense risk charges which are assessed as a percentage of daily net assets.

                                                                                           For the year ended December 31,
                                                              At December 31, 2001                      2001
                                                              ---------------------   -----------------------------------------
                                                                  Accumulation         Investment     Expense        Total
                                                                   Unit Value         Income Ratio*   Ratio**      Return***
                                                              ---------------------   -------------   --------   --------------
Investments in the Morgan Stanley Variable Investment Series
 Sub-Accounts:
  Aggressive Equity.........................................         $10.02                0.36%        0.90%            -29.11%
  Capital Growth............................................          10.83                0.51         0.90             -26.97
  Competitive Edge, "Best Ideas"............................           7.35                0.71         0.90             -24.02
  Dividend Growth...........................................          11.00                1.92         0.90              -6.06
  Equity....................................................          13.40                0.50         0.90             -27.53
  European Growth...........................................          12.39                1.06         0.90             -18.50
  Global Dividend Growth....................................          11.57                2.77         0.90              -7.09
  High Yield................................................           4.07               18.26         0.90             -34.35
  Income Builder............................................          11.31                4.94         0.90               1.38
  Money Market..............................................          11.78                3.75         0.90               2.97
  Pacific Growth............................................           6.50                1.29         0.90             -28.08
  Quality Income Plus.......................................          12.44                6.19         0.90               8.58
  S&P 500 Index.............................................           8.46                0.85         0.90             -13.03
  Short-Term Bond...........................................          11.20                3.31         0.90               5.76
  Strategist................................................          13.36                2.40         0.90             -10.99
  Utilities.................................................          11.48                2.07         0.90             -26.42

Investments in The Universal Institutional Funds, Inc.
 Sub-Accounts:
  Emerging Markets Equity...................................           8.65                0.00         0.90              -7.33
  Equity Growth.............................................           9.24                0.00         0.90             -15.88
  International Magnum......................................           8.31                0.49         0.90             -20.02
  U.S. Real Estate..........................................          12.77                4.94         0.90               8.85

Investments in the Van Kampen Life Investment Trust
 Sub-Account:
  LIT Emerging Growth.......................................          10.67                0.00         0.90             -32.11

* INVESTMENT INCOME RATIO--This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

** EXPENSE RATIO--This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

*** TOTAL RETURN--This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                     Part II
                                Other Information

UNDERTAKING TO FILE REPORTS
Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATIONS AS TO FEES AND CHARGES

Northbrook Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Northbrook Life Insurance Company under the Contracts. Northbrook Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Northbrook Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

RULE 484 UNDERTAKING

The By-Laws of Northbrook Life Insurance Company ("Depositor") which are incorporated herein by reference as Exhibit 1 (A)(6)(b), provide that it will indemnify its officers and directors for certain damages and expenses that may be incurred in the performance of their duty to Depositor. No indemnification is provided, however, when such person is adjudged to be liable for negligence or misconduct in the performance of his or her duty, unless indemnification is deemed appropriate by the court upon application. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settle by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:
The Facing Sheet.
Reconciliation and tie between items in Form N-8B-2 and the Prospectus. The Prospectus consisting of ___ pages.
The Undertaking to File Reports.
Representations as to fees and charges.
Representations Pursuant to Rule 6e-3(T).
Rule 484 Undertaking.
The Signatures.
Written Consents of the following persons:

         (a)   Foley & Lardner
         (b)   Deloitte & Touche LLP

The following exhibits:

1. The following exhibits are required by Article IX, paragraph A of the Form N-8B-2, and, unless otherwise noted, are filed herewith:

     (1) Form of resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Life Separate Account A.1/

     (2)  Not applicable.

     (3)  (a) Form of Principal  Underwriting  Agreement.2/
          (b) Form of Selling Agreement.2/
          (c) See Exhibit 1(A)(3)(b).

     (4)  Not applicable.

     (5)  (a)  Specimen  Contract.1/

(6) (a) Amended and Restated Articles of Incorporation and Articles of Redomestication of Northbrook Life Insurance Company.3/

(b) Amended and Restated By-laws of Northbrook Life Insurance Company.3/

     (7)  Not  applicable.

     (8)  Form of Participation Agreements.4/

     (9)  Not Applicable.

     (10) Form of  Application  for  Contract.5/

2. Opinion and Consent of Counsel as to the legality of the securities being registered

     (a)  Illinois 5/
     (b)  Arizona 7/

3.   Not Applicable

4.   Not applicable.

5.   Not applicable.

6. (a) Powers of Attorney for Thomas J. Wilson,  Michael J. Velotta,  and Samuel
H. Pilch. 8/

(b) Powers of Attorney for Margaret G. Dyer, Marla G. Friedman, John C. Lounds, and J. Kevin McCarthy. 9/

     (c) Power of Attorney for Steven E. Shebik.

7.  Consents:
     (1)  Foley & Lardner.
     (2)  Deloitte & Touche LLP.

8.   Representations Pursuant to Rule 6e-3(T).5/

9.   Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(3)(iii).5/

10.  (a) Actuarial Opinion and Consent.6/
     (b) Actuarial Opinion and Consent.8/
     (c) Actuarial Opinion and Consent.9/
     (d) Actuarial Opinion and Consent.

11.  (a) Hypothetical Illustrations.6/
     (b) Hypothetical Illustrations.8/
     (c) Hypothetical Illustrations.9/
     (d) Hypothetical Illustrations.

1/ Previously filed in the initial filing to this Registration Statement (File No. 333-25057) dated April 11, 1997.

2/ Incorporated herein by reference to Post-Effective Amendment No. 13 to Depositor's Form N-4 Registration Statement (File No. 033-35412) dated December 31, 1996.

3/Incorporated herein by reference to Depositor's Form 10-K Annual Report filed March 30, 2000.

4/ Incorporated herein by reference to Post-Effective Amendment No. 20 to Depositor's Form N-4 Registration Statement (File No. 002-82511) dated April 30, 1996.

5/ Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-25057) dated August 22, 1997.

6/ Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-25057) dated April 30, 1998.

7/ Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-25057) dated April 30, 1999.

8/ Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-25057) dated May 1, 2000.

9/ Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-25057) dated April 16, 2001.

                                    SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Act"), the Registrant, Northbrook Life Variable Life Separate Account A, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement pursuant to Rule 485(b) under the Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Village of Northfield, and State of Illinois, on April 22, 2002.




                NORTHBROOK LIFE VARIABLE LIFE SEPARATE ACCOUNT A
                                  (REGISTRANT)

                        NORTHBROOK LIFE INSURANCE COMPANY
                                   (DEPOSITOR)


(SEAL)



Attest: /s/ JOANNE DERRIG                 BY: /s/MICHAEL J. VELOTTA
--------------------------              ---------------------------
Assistant Secretary,                      Vice President, Secretary
Assistant General Counsel                 and General Counsel
and Chief Compliance Officer



Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following Directors and Officers of Northbrook Life Insurance Company on April 22, 2002.



*/THOMAS J. WILSON, II            President, Chief Executive
-----------------------           Officer and Director
Thomas J. Wilson, II              (Principal Executive Officer)

/s/MICHAEL J. VELOTTA             Vice President, Secretary,
---------------------             General Counsel and Director
Michael J. Velotta


*/MARGARET G. DYER                Director
-----------------------
Margaret G. Dyer


*/MARLA G. FRIEDMAN               Director and Vice President
-----------------------
Marla G. Friedman

*/JOHN C. LOUNDS                  Director
-----------------------
John C. Lounds

*/J. KEVIN MCCARTHY               Director
-----------------------
J. Kevin McCarthy


**/STEVEN E. SHEBIK               Director and Vice President
-----------------------           (Principal Financial Officer)
Steven E. Shebik


*/SAMUEL H. PILCH                 Controller and Vice President
--------------------              (Principal Accounting Officer)
Samuel H. Pilch



*/ By Michael J. Velotta, pursuant to Power of Attorney previously filed.

**/By Michael J. Velotta, pursuant to Power of Attorney filed herewith.

                                  EXHIBIT LIST

The following exhibits are filed herewith:

 Exhibit No.                Description

 -------------             --------------


6(c)                              Power of Attorney for Steven E. Shebik

7(1)                              Foley & Lardner

7(2)                              Deloitte & Touche LLP.

10(d)                             Actuarial Opinion and Consent.

11(d)                             Hypothetical Illustrations.